                                                     Registration Nos. 333-48457
                                                                      811-4865-1

    As filed With the Securities and Exchange Commission on February 13, 2003

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         [ X ]

         Pre-effective Amendment No.        [   ]

         Post-Effective Amendment No.       [ 6 ]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [ X ]

         Amendment No.                      [ 1 ]

                  VARIABLE ACCOUNT B OF AMERICAN INTERNATIONAL
                       LIFE ASSURANCE COMPANY OF NEW YORK
                           (Exact Name of Registrant)

            AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
                               (Name of Depositor)

                                 80 Pine Street
                            New York, New York 10005
         (Address of Depositor's Principal Executive Offices) (Zip Code)

        Depositor's Telephone Number, including Area Code (713) 831-8470

                              Lauren W. Jones, Esq.
                             Deputy General Counsel
                      American General Life Companies, LLC
                               2929 Allen Parkway
                            Houston, Texas 77019-2191
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

         [   ]  immediately upon filing pursuant to paragraph (b)

         [   ]  on (date) pursuant to paragraph (b)

         [ X ]  80 days after filing pursuant to paragraph (a)(1)

         [   ]  on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[   ]    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                              EXECUTIVE ADVANTAGE(SM)
              GROUP FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE POLICY

                                    ISSUED BY
            AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK

            ADMINISTRATIVE CENTER:                  HOME OFFICE:
            -------------------------------         ------------------------
            One Alico Plaza                         80 Pine Street
            P. O. Box 667                           New York, New York 10005
            Wilmington, Delaware 19899-0667         1-212-770-2656
            1-302-594-2352

     American International Life Assurance Company of New York ("AI Life") is offering life insurance coverage under the Executive Advantage(SM) group flexible premium variable universal life policy ("the Policy"). The Policy provides insurance protection for individuals within groups under corporate owned or sponsored arrangements. Corporate owned arrangements are those where an employer (or trust established by an employer) purchases life insurance coverage on their employees. The employer or trust is the beneficiary. Sponsored arrangements are those instances where an employer, a financial institution or association allows us to sell insurance policies to its employees, depositors or members. The description of the Policy in this prospectus is fully applicable to your certificate and the word "Policy" includes any such certificate.

     This document contains information about the Policy. You should read this document carefully before you decide to purchase the Policy. You should also keep this document for future reference.

     Investment Options. The Guaranteed Account is part of our general account. You can also use American International Life Assurance Company of New York Variable Account B ("Separate Account") to invest in the following variable investment options. You may change your selections from time to time.

..   Alliance Growth Portfolio (Class A)                         .   Franklin Templeton Developing Markets Securities Fund-Class 2
..   Alliance Growth and Income Portfolio (Class A)              .   Franklin Templeton Growth Securities Fund - Class 2
..   Alliance Americas Government Income Portfolio (Class A)     .   Franklin Templeton Foreign Securities Fund - Class 2
..   Alliance Premier Growth Portfolio (Class A)                 .   Goldman Sach CORE(SM)  U.S. Equity Fund
..   Alliance Quasar Portfolio (Class A)                         .   Goldman Sach International Equity Fund
..   American Century VP Income and Growth Portfolio             .   Morgan Stanley Emerging Markets Equity Portfolio
..   American Century VP International Portfolio                 .   Morgan Stanley Core Plus Fixed Income Portfolio
..   Credit Suisse Emerging Growth Portfolio                     .   Morgan Stanley High Yield Portfolio
..   Credit Suisse Emerging Markets Portfolio                    .   Morgan Stanley Mid Cap Growth Portfolio
..   Credit Suisse Global Post-Venture Capital Portfolio         .   Morgan Stanley Mid Cap Value Portfolio
..   Credit Suisse International Focus Portfolio                 .   Morgan Stanley Money Market Portfolio
..   Credit Suisse Small Cap Growth Portfolio                    .   Morgan Stanley Technology Portfolio
..   Credit Suisse Large Cap Value Portfolio                     .   Neuberger Berman AMT Partners Portfolio
..   Fidelity VIP Balanced Portfolio (Initial Class)             .   PIMCO Long-Term U.S. Government Bond Portfolio
..   Fidelity VIP Contrafund Portfolio (Initial Class)           .   PIMCO Total Return Bond Portfolio
..   Fidelity VIP Index 500 Portfolio (Initial Class)

     [The Berger IPT - Small Company Growth Fund is not available to Policy owners whose Policies are effective after March 31, 2003.]

     Separate prospectuses contain more information about the Mutual Funds ("Funds" or "Mutual Funds") in which we invest the amounts that you allocate to any of the above-listed investment options (other than our Guaranteed Account option). Your investment results in any such option will depend on those of the related Fund. You should be sure you also read the prospectus of the Mutual Fund for any such investment option you may be interested in. You can request free copies of any or all of the Mutual Fund prospectuses from your AI Life representative or from us at either our Home Office or Administrative Center listed on page 1.

     Buying this Policy might not be a good way of replacing your existing insurance or adding more insurance if you already own a flexible premium variable life insurance Policy. You may wish to consult with your insurance representative or financial adviser.

     The Policies are not available in all states. This prospectus does not offer the Policies in any jurisdiction where they cannot be lawfully sold. You should rely only on the information contained in this prospectus, sales materials we have approved or that we have referred you to. We have not authorized anyone to provide you with information that is different.

     Neither the Securities and Exchange Commission ("SEC") nor any state securities commission has approved or disapproved these securities or passed upon the adequacy or accuracy. Any representation to the contrary is a criminal offense.

     The Policy is not insured by the FDIC, The Federal Reserve Board or any similar agency. They are not a deposit or other obligation of, nor are they guaranteed or endorsed by, any bank or depository institution. An investment in a variable life insurance policy is subject to investment risks, including possible loss of principal invested.

                                __________, 2003

                                TABLE OF CONTENTS
                                -----------------

TABLE OF CONTENTS.........................................................................................................3

POLICY BENEFITS/RISKS SUMMARY.............................................................................................8

POLICY BENEFITS...........................................................................................................8
         Death Benefit....................................................................................................8
                           Death Benefit Proceeds.........................................................................8
                           Death Benefit Options..........................................................................8
         Full Surrenders, Partial Surrenders, Transfers, and Policy Loans.................................................9
                           Full Surrenders................................................................................9
                           Partial Surrenders.............................................................................9
                           Transfers......................................................................................9
                           Loans .........................................................................................9
         Premiums ........................................................................................................9
                           Flexibility of Premiums........................................................................9
                           Free Look.....................................................................................10
         The Policy......................................................................................................10
                           Ownership Rights..............................................................................10
                           Separate Account..............................................................................10
                           Guaranteed Account............................................................................10
                           Account Value.................................................................................10
                           Payment Options...............................................................................10
                           Tax Benefits..................................................................................10
         Supplemental Benefits and Riders................................................................................11

POLICY RISKS.............................................................................................................11
         Investment Risk.................................................................................................11
         Risk of Lapse...................................................................................................11
         Tax Risks.......................................................................................................11
         Partial Surrender and Full Surrender Risks......................................................................12
         Policy Loan Risks...............................................................................................12

PORTFOLIO RISKS..........................................................................................................13

TABLES OF CHARGES........................................................................................................13

GENERAL INFORMATION......................................................................................................17
         AI Life  .......................................................................................................17
         The Variable Account............................................................................................17
         Additional Information..........................................................................................17
         Communication with AI Life......................................................................................17

                  Administrative Center..................................................................................17
         Applying for a Policy...........................................................................................18
                  Our age requirement for the Insured....................................................................18
                  The minimum Face Amount................................................................................18
                  We require a minimum initial premium...................................................................18
                  When your coverage will be effective...................................................................18
                  General  ..............................................................................................18
         Variable Investment Options.....................................................................................19
         Guaranteed Investment Option....................................................................................21
         Guaranteed Account Value........................................................................................21
         Voting Privileges...............................................................................................22
         Illustrations...................................................................................................22

POLICY FEATURES..........................................................................................................23
         Death Benefits..................................................................................................23
                  Your Face Amount of insurance..........................................................................23
                  Your death benefit.....................................................................................23
                           Life Insurance Proceeds.......................................................................24
                           Payment of Life Insurance Proceeds............................................................24
                           Amount of Life Insurance Proceeds.............................................................24
         Tax Qualification Options.......................................................................................24
                           Changes in Death Benefit Options..............................................................25
         How to request a change.........................................................................................25
                           Tax consequences of changes in insurance coverage.............................................25
         Premium Payments................................................................................................25
                           Restrictions on Premium.......................................................................25
                           Minimum Initial Premium.......................................................................26
                           Planned Periodic Premium......................................................................26
                           Additional Premium............................................................................26
                           Effect of Premium Payments....................................................................26
                           Grace Period..................................................................................27
                           Premium Allocations...........................................................................27
                           Allocation Rules..............................................................................27
                           Crediting Premium.............................................................................28
                           Future premium payments.......................................................................28
         Determining the Account Value...................................................................................28
         Account Value in the Subaccounts................................................................................29
                           Accumulation Unit Values......................................................................29
                           Net Investment Factor.........................................................................29
                           Guaranteed Account Value......................................................................29
                           Net Account Value.............................................................................30
                           Cash Surrender Value..........................................................................30
                           Net Cash Surrender Value......................................................................30
         Transfers.......................................................................................................30

                           Minimum amount of transfer....................................................................30
                           Form of transfer request......................................................................30
                           Transfers from the Guaranteed Account.........................................................31
                           Date We Process Your Transfer Request.........................................................31
                           Number of Permitted Transfers/Transfer Charge.................................................31
         Dollar Cost Averaging...........................................................................................31
                           Processing your automatic dollar cost averaging transfers.....................................31
         Market Timing...................................................................................................32
         Changing the Face Amount of Insurance...........................................................................32
                  Changes in Face Amount.................................................................................32
                  Increases in Face Amount...............................................................................32
                  Decreases in Face Amount...............................................................................33
                  Consequences of a Change in Face Amount................................................................33
         Effective Date of Policy and Related Transactions...............................................................33
                  Valuation dates, times, and periods....................................................................33
                  Date of receipt........................................................................................33
                  Commencement of insurance coverage.....................................................................33
                  Date of issue; Policy months and years.................................................................33
                  Monthly deduction days.................................................................................34
                  Commencement of investment performance.................................................................34
                  Effective date of other premium payments and requests that you make....................................34
         Reports to Policy Owners........................................................................................35

POLICY TRANSACTIONS......................................................................................................35
         Withdrawing  Policy Investments.................................................................................35
                  Full surrender.........................................................................................35
                  Partial surrender......................................................................................36
                  Loans    ..............................................................................................36
                  Maximum Loan Amount....................................................................................36
                  Interest ..............................................................................................36
                  Loan Account...........................................................................................36
                  Effect of a Loan.......................................................................................36
                  Outstanding Loan.......................................................................................37
                  Loan Repayment.........................................................................................37
         Maturity of your Policy.........................................................................................37
         Tax considerations..............................................................................................37

POLICY PAYMENTS..........................................................................................................37
         Payment Options.................................................................................................37
                  Change of payment option...............................................................................38
                  Tax impact.............................................................................................38
         The Beneficiary.................................................................................................38
         Assignment of a Policy..........................................................................................38
         Payment of Proceeds.............................................................................................38

                  General  ..............................................................................................38
                  Delay of Guaranteed Account option proceeds............................................................38
                  Delay for check clearance..............................................................................39
                  Delay of Separate Account proceeds.....................................................................39
                  Delay to challenge coverage............................................................................39
                  Delay required under applicable law....................................................................39

ADDITIONAL RIGHTS THAT WE HAVE...........................................................................................39

CHARGES UNDER THE POLICY.................................................................................................40
         Deductions From Premium.........................................................................................41
                  Monthly Deduction From Account Value...................................................................41
                  Administrative Charge..................................................................................41
                  Cost of Insurance Charge...............................................................................42
         Net Amount at Risk..............................................................................................42
                  Rate Classes for Insureds..............................................................................42
         Legal Considerations Relating to Sex-Distinct Premiums and Benefits.............................................43
         Deduction From Variable Account Assets..........................................................................43
                  Mortality and Expense Risk Charge......................................................................44
         Deductions Upon Policy Transactions.............................................................................44
                  Transfer Charge........................................................................................44
                  Surrender Charge.......................................................................................44
                  Surrender Charge Calculation...........................................................................44
                           Surrender Charge Based On An Increase Or Decrease In Face Amount..............................45
                           Partial Surrender Charge......................................................................45
                           Partial Surrender Charge Due to Decrease in Face Amount.......................................45
                           Partial Surrender Administrative Charge.......................................................46
                           Discount Purchase Programs....................................................................46

OTHER POLICY PROVISIONS..................................................................................................46
         Right to Exchange...............................................................................................46
         More About Policy Charges.......................................................................................46
                  Purpose of our charges.................................................................................46
         Account Value...................................................................................................47
                  Your Account Value.....................................................................................47
                  Your investment options................................................................................47
                  The Guaranteed Account.................................................................................47

POLICY LAPSE AND REINSTATEMENT...........................................................................................48
         Reinstatement...................................................................................................48

FEDERAL INCOME TAX CONSIDERATIONS........................................................................................49
         Tax Status of the Policy........................................................................................49
         AI Life  .......................................................................................................49

         Diversification and Investor Control............................................................................49
         Tax Treatment of the Policy.....................................................................................50
         Tax Treatment of Policy Benefits In General.....................................................................51
         Pre-Death Distribution..........................................................................................51
         Policies Not Classified as Modified Endowment Contracts.........................................................51
         Modified Endowment Contracts....................................................................................52
         Interest on Loans...............................................................................................52
         Policy Exchanges and Modifications..............................................................................52
         Withholding.....................................................................................................53
         Contracts Issued in Connection With Tax Qualified Pension Plans.................................................53
         Possible Charge for AI Life's Taxes.............................................................................53

LEGAL PROCEEDINGS........................................................................................................53

FINANCIAL STATEMENTS.....................................................................................................54

INDEX OF SPECIAL WORDS AND PHRASES.......................................................................................55

                          POLICY BENEFITS/RISKS SUMMARY

     This summary describes the Policy's important benefits and risks. The sections in this Prospectus following this summary discuss the Policy's benefits and other provisions in more detail. The Index of Special Words and Phrases on page 55 of this Prospectus will refer you to pages that contain more about many of the words and phrases that we use.

                                 POLICY BENEFITS

     You may allocate your Account Value among the 31 variable investment options available under the Policy, each of which invests in an underlying Fund, and the Guaranteed Account, which credits a specified rate of interest. [The Berger IPT - Small Company Growth Fund is also available to you if you bought your Policy before April 1, 2003.] Your Account Value will vary based on the investment performance of the variable investment options you choose and interest credited in the Guaranteed Account.

DEATH BENEFIT

     . Death Benefit Proceeds: We pay the death benefit proceeds (reduced by any outstanding Policy loans and increased by any unearned loan interest we may have already charged) to the beneficiary when the insured person dies. In your application to buy a Executive Advantage Policy, you tell us how much life insurance coverage you want. We call this the "Face Amount" of insurance.

     .    Death Benefit Options: You may select from two death benefit options:

          .    Level Death Benefit Option or

          .    Increasing Death Benefit Option

          For the Level Death Benefit Option, the Death Benefit will be the greater of:

          .    Face Amount; or

          . Account Value on the date of death multiplied by the appropriate minimum death benefit factor.

          You should consider this death benefit option if you want to minimize your cost of insurance.

          For Increasing Death Benefit Option, the Death Benefit will be the greater of:

          .    Face Amount plus the Account Value; or

          . Account Value on the date of death multiplied by the appropriate minimum death benefit factor.

          You should consider this death benefit option if you want your Death Benefit to increase with your Account Value.

FULL SURRENDERS, PARTIAL SURRENDERS, TRANSFERS, AND POLICY LOANS

     . Full Surrenders: At any time while the Policy is in force, you may surrender your Policy in full. If you do, we will pay you the Account Value, less any Policy loans, plus any unearned loan interest, and less any surrender charge that then applies. We call this amount your Net Cash Surrender Value. A surrender charge may apply (See page 44). You cannot reinstate a surrendered Policy. A full surrender may have tax consequences.

     . Partial Surrenders: We will not allow a partial surrender during the first Policy year or during the first 12 months following an increase in Face Amount. You may make two partial surrenders per year. A partial surrender must be at least $500 but may not exceed 90% of your Policy's Net Cash Surrender Value. We may deduct the applicable surrender charge on a partial surrender. Currently, we assess a processing charge for each withdrawal of the lesser of $25 or 2% of the amount surrendered. A partial surrender may have tax consequences.

     . Transfers: Within certain limits, you may make transfers among the variable investment options and the Guaranteed Account. You may make up to twelve transfers of Account Value among the variable investment options in each Policy year without charge. We currently assess a $25 charge for each transfer after the 12th transfer in a Policy year. There are special limits on transfers involving the Guaranteed Account.

     . Loans: You may take a loan from your Policy at any time after the first Policy year. The maximum loan amount you may take is 90% of your Policy's Net Cash Surrender Value. We charge you interest daily on any Outstanding Loan at a declared annual rate not in excess of 8%. The maximum net cost (the difference between the rate of interest charge on loans and the amount we credit on the equivalent amount held in the Loan Account) of a loan is 2% per year. You may increase your risk of lapse if you take a loan. Loans may have tax consequences.

PREMIUMS

     . Flexibility of Premiums: After you pay the initial premium, you can pay subsequent premiums at any time (prior to the Policy's maturity) and in any amount (but not less than $50). You can select a premium payment plan to pay "Planned Periodic Premiums" annually. You are not required to pay premiums according to the plan. Under certain circumstances, we may reject a premium payment.

     . Free Look: When you receive your Policy, the free look period begins. You may return your Policy during this period and receive a refund. The free look period generally expires the later of

          .    10 days after you receive the Policy, or

          .    45 days after you sign Part I of the application.

THE POLICY

     . Ownership Rights: While the insured person is living, you, as the owner of the Policy, may exercise all of the rights and options described in the Policy. These rights include selecting and changing the beneficiary, changing the owner, and assigning the Policy.

     . Separate Account: You may direct the money in your Policy to any of the variable investment options of the Separate Account. Each variable investment option invests exclusively in one of the Mutual Funds listed in this Prospectus.

     . Guaranteed Account: You may place amounts in the Guaranteed Account where it earns at least 4% annual interest. We may declare higher rates of interest, but are not obligated to do so.

     . Account Value: Account Value varies from day to day, depending on the investment performance of the variable investment options you choose, interest we credit to the Guaranteed Account, charges we deduct, and any other transactions (e.g., transfers, partial surrenders, and loans). We do not guarantee a minimum Account Value.

     . Payment Options: There are several ways of receiving proceeds under the death benefit, surrender, and maturity provisions of the Policy, other than in a lump sum. None of these options vary with the investment performance of the Separate Account. More detailed information concerning these settlement options is available on request from our Administrative Office.

     . Tax Benefits: The Policy is designed to afford the tax treatment normally accorded life insurance contracts under federal tax law. Generally, under federal tax law, the death benefit under a qualifying life insurance Policy is excludable from the gross income of the beneficiary, and the Policy owner is not deemed in constructive receipt of the cash value of the Policy until there is a distribution. This means that under a qualifying life insurance Policy, cash value buildups on a tax deferred basis and transfers of cash value among the available investment options under the Policy may be made tax free. Under a qualifying life insurance Policy that is not a modified endowment contract, the proceeds from Policy loans would not be taxed.

SUPPLEMENTAL BENEFITS AND RIDERS

     We offer no supplemental benefits or riders with this Policy.

                                  POLICY RISKS

INVESTMENT RISK

     If you invest your Account Value in one or more variable investment options, then you will be subject to the risk that the investment performance of the variable investment options will be unfavorable. You will also be subject to the risk that the Account Value will decrease because of the unfavorable performance and the resulting higher insurance charges. You could lose everything you invest. You will also be subject to the risk that the investment performance of the variable investment options you choose may be less favorable than that of other variable investment options, and in order to keep the Policy in force may be required to pay more premiums than originally planned.

     If you allocate net premiums to the Guaranteed Account, then we credit your Account Value (in the Guaranteed Account) with a declared rate of interest, but you assume the risk that the rate may decrease, although it will never be lower than a guaranteed minimum annual effective rate of 4%.

RISK OF LAPSE

     If your Net Cash Surrender Value is not enough to pay the charges deducted against Account Value each month, your Policy may enter a 61-day Grace Period. We will notify you that the Policy will lapse (terminate without value) at the end of the Grace Period unless you make a sufficient payment. Your Policy may also lapse if outstanding Policy loans plus any accrued interest payable exceeds the Net Cash Surrender Value. Your Policy will not lapse at the end of a Grace Period if you make a premium payment equal to at least the estimated monthly charges under the Policy for three Policy months before the end of the Grace Period.

     If we do not receive a sufficient premium before the end of the Grace Period, the Policy will terminate without value. We will send you a written notice within 30 days of the beginning of any Grace Period. The notice will state that a Grace Period of 61 days has begun. If the Insured dies during the Grace Period, we will still pay the Life Insurance Proceeds to the Beneficiary. The amount we pay will reflect a reduction for the unpaid monthly deductions due on or before the date of the Insured's death.

TAX RISKS

     We anticipate that the Policy should generally be deemed a life insurance contract under Federal tax law. However, due to limited guidance under the Federal tax law, there is some uncertainty about the application of the Federal tax law to the Policy, particularly if you pay the full amount of premiums permitted under the Policy. Please consult a tax adviser about these consequences. Assuming that a Policy qualifies as a life insurance contract for Federal income tax purposes, you should not be deemed to be in constructive receipt of Account Value under a Policy until there is a distribution from the Policy. Moreover, death benefits payable under a Policy should be excludable from the gross income of the beneficiary. As a result, the beneficiary generally should not be taxed on these proceeds.

     Depending on the total amount of premiums you pay, the Policy may be treated as a modified endowment contract ("MEC") under Federal tax laws. If a Policy is treated as a MEC, then surrenders, partial surrenders, and loans under the Policy will be taxable as ordinary income to the extent there are earnings in the Policy. In addition, a 10% penalty tax may be imposed on surrenders, partial surrenders, and loans taken before you reach age 59 1/2. If the Policy is not a MEC, distributions generally will be treated first as a return of basis or investment in the contract and then as taxable income. Moreover, loans will generally not be treated as distributions. Finally, neither distributions nor loans from a Policy that is not a MEC are subject to the 10% penalty tax.

     See "Federal Income Tax Considerations" on page 49. You should consult a qualified tax adviser for assistance in all Policy-related tax matters.

PARTIAL SURRENDER AND FULL SURRENDER RISKS

     The surrender charge under the Policy applies for the first 14 Policy years (and for a maximum of the first 14 Policy years after any increase in the Policy's Face Amount) in the event you surrender the Policy or decrease the Face Amount. The surrender charge may be considerable. It is possible that you will receive no Net Cash Surrender Value if you surrender your Policy in the first few Policy years. You should purchase the Policy only if you have the financial ability to keep it in force for a substantial period of time. You should not purchase the Policy if you intend to surrender all or part of the Account Value in the near future. We designed the Policy to meet long-term financial goals. The Policy is not suitable as a short-term investment.

     Even if you do not ask to surrender your Policy, surrender charges may play a role in determining whether your Policy will lapse (terminate without value), because surrender charges affect the Net Cash Surrender Value which is a measure we use to determine whether your Policy will enter a Grace Period (and possibly lapse). See "Risk of Lapse," on page 11.

     A partial surrender or surrender may have tax consequences.

POLICY LOAN RISKS

     A Policy loan, whether or not repaid, will affect Account Value over time because we subtract the amount of the loan from the variable investment options and/or Guaranteed Account as collateral, and this loan collateral does not participate in the investment performance of the variable investment options or receive any excess current interest rate credited to the Guaranteed Account.

     We reduce the amount we pay on the insured person's death by the amount of any Policy loan and your Policy may lapse (terminate without value) if outstanding Policy loans plus any accrued interest payable reduces the Net Cash Surrender Value to zero.

     If you surrender the Policy or allow it to lapse while a Policy loan is outstanding, the amount of the loan, to the extent it has not previously been taxed, will be added to any amount you receive and taxed accordingly.

                                 PORTFOLIO RISKS

     A comprehensive discussion of the risks of each Fund may be found in each Fund's Prospectus. Please refer to the Funds' Prospectuses for more information.

     There is no assurance that any of the Funds will achieve its stated investment objective.

                                TABLES OF CHARGES

     The following tables describe the fees and expenses that are payable, when buying, owning and surrendering a Policy.

     The first table describes the fees and expenses that are payable, at the time that you buy a Policy, surrender a Policy, change a Policy's Face Amount, or transfer Account Value between investment options.

---------------------------------------------------------------------------------------------------------------------------
                                                         TRANSACTION FEES
---------------------------------------------------------------------------------------------------------------------------
CHARGE                            WHEN CHARGE IS DEDUCTED         AMOUNT DEDUCTED -           AMOUNT DEDUCTED - CURRENT
                                                                  MAXIMUM                     CHARGE
                                                                  GUARANTEED CHARGE
---------------------------------------------------------------------------------------------------------------------------
Tax Charge                        Upon receipt of each            ___% -___% of each          ___% -___% of each premium
                                  premium payment                 premium payment             payment
---------------------------------------------------------------------------------------------------------------------------
Premium Expense Charge            Upon receipt of each            ___% -___% of each          ___%
                                  premium payment                 premium payment
---------------------------------------------------------------------------------------------------------------------------
Surrender Charge
  Minimum Charge-for a            Upon a full                     $__ per $1,000 of           $__ per $1,000 of Face Amount
  [age] year old [sex             surrender of your               Face Amount
  and rate class] with a          Policy during the first
  Face Amount of                  14 Policy years and
  $__ for the first               during the first 14
  Policy year                     Policy years
                                  following an increase
                                  in the Policy's
                                  Face Amount
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
                                                         TRANSACTION FEES
---------------------------------------------------------------------------------------------------------------------------
CHARGE                            WHEN CHARGE IS DEDUCTED         AMOUNT DEDUCTED -           AMOUNT DEDUCTED - CURRENT
                                                                  MAXIMUM                     CHARGE
                                                                  GUARANTEED CHARGE
---------------------------------------------------------------------------------------------------------------------------
SURRENDER CHARGE

  Maximum Charge-                                                 $__ per $1,000 of           $__ per $1,000 of Face Amount
  for a [age] year old                                            Face Amount
  [sex and rate class]
  with a Specified
  Amount of
  $__ for the first
  Policy year

  Example Charge-for                                              $__ per $1,000 of           $__ per $1,000 of Face Amount
  a [age] year old [sex                                           Face Amount
  and rate class] with a
  Face Amount of
  $__ for the first
  Policy year
---------------------------------------------------------------------------------------------------------------------------
Partial Surrender                 Upon a partial surrender of     The lesser of $__ or        $__
Processing Fee                    your Policy                     __% of the partial
                                                                  surrender fee
---------------------------------------------------------------------------------------------------------------------------
Transfer Fee                      Upon a transfer of Account      First twelve transfers in   $__
                                  Value                           a Policy year are free,
                                                                  $__ for each
                                                                  subsequent transfer
---------------------------------------------------------------------------------------------------------------------------
Policy Owner Additional           Upon each request for a         $__                         $__
Illustration Charge               Policy illustration after the
                                  first in a Policy year
---------------------------------------------------------------------------------------------------------------------------
First Year Administrative         Monthly, at the beginning       $__                         $__
Charge                            of each Policy month
                                  during the first policy year
---------------------------------------------------------------------------------------------------------------------------
Face Amount Increase              Monthly, at the beginning       $__                         $__
Charge                            of each Policy month for
                                  the 12 months immediately
                                  following the effective date
                                  of the increase
---------------------------------------------------------------------------------------------------------------------------

The next table describes the fees and expenses that you will pay periodically during the time that you own the Policy, not including Fund fees and expenses.

---------------------------------------------------------------------------------------------------------------------------
                                                         TRANSACTION FEES
                                                      (OTHER THAN FUND FEES)
---------------------------------------------------------------------------------------------------------------------------
CHARGE                            WHEN CHARGE IS DEDUCTED         AMOUNT DEDUCTED -           AMOUNT DEDUCTED - CURRENT
                                                                  MAXIMUM                     CHARGE
                                                                  GUARANTEED CHARGE
---------------------------------------------------------------------------------------------------------------------------
Flat Monthly Charge               Monthly, at the beginning of    $__                         $__
                                  each Policy month
---------------------------------------------------------------------------------------------------------------------------
Cost of Insurance Charge/1/       Monthly, at the beginning of
                                  each Policy month
  Minimum Charge -                                                __ per $1,000 of net        __ per $1,000 of net amount at
  for a [age] year old                                            amount/2/ at risk           risk
  [sex and rate class]
  with a Face
  Amount of $__ for
  the first Policy year

  Maximum Charge -                                                __ per $1,000 of net        __ per $1,000 of net amount at
  for a [age] year old                                            amount at risk              risk
  [sex and rate class]
  with a Face
  Amount of $__ for the
  first Policy year

  Example Charge - for                                            __ per $1,000 of net        __ per $1,000 of net amount at
  a [age] year old [sex                                           amount at risk              risk
  and rate class] with a
  Face Amount of
  $__ for the first Policy
  year
---------------------------------------------------------------------------------------------------------------------------
Mortality and Expense             Daily
Risk Fee
  Policy years 1-4                                                ___%                        ___%
  Policy years 5-20                                               ___%                        ___%
  Policy years 21+                                                ___%                        ___%
---------------------------------------------------------------------------------------------------------------------------

----------

/1/ The Cost of Insurance Charge will vary based on the insured person's sex, age and rate class, Policy year, and Face Amount. The Cost of Insurance Charges shown in the table may not be typical of the charges you will pay. Page 3C of your Policy will indicate the guaranteed Cost of Insurance Charge applicable to your Policy, and more detailed information concerning your Cost of Insurance Charge is available on request from our Administrative Office. Also, before you purchase the Policy, we will provide you hypothetical illustrations of Policy values based upon the insured person's age and rate class, the death benefit option, Face Amount and planned periodic premiums. Please consult your insurance representative or contact AI Life for information about your Cost of Insurance Charge.

/2/ The Net Amount at Risk is the difference between the current death benefit under your Policy divided by 1.0032737 and your Account Value under the Policy.

The next table describes the Fund fees and expenses that you will pay periodically during the time that you own the Policy. The table shows the maximum and minimum Total Annual Fund Operating Expenses both before and after contractual waiver or reimbursement for any of the Funds for the fiscal year ended December 31, 2002. Current and future expenses for the Funds may be higher or lower than those shown.

                                            TABLE 3 - ANNUAL FUND FEES AND EXPENSES
                                       (EXPENSES THAT ARE DEDUCTED FROM THE FUND ASSETS)
----------------------------------------------------------------------------------------------------------------
CHARGE/(1)/                                                    MAXIMUM                                   MINIMUM
----------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating                                     ____%                                     ____%
Expenses (expenses that are deducted
from portfolio assets include management fees,
distribution (12b-1) fees, and
other expenses
----------------------------------------------------------------------------------------------------------------
Total Annual Fund Operating                                     ____%                                     ____%
Expenses After Contractual Reimbursement
or Waiver
----------------------------------------------------------------------------------------------------------------
Details concerning each Fund's specific fees and expenses are contained in the
Funds' prospectuses accompanying this Policy Prospectus.


----------

/1/ Some, but not all, of the Funds available under the Policy have contractual reimbursement or fee waiver arrangements in place that are designed to reduce total annual Fund net operating expenses for Policy owners. The "Total Annual Fund Operating Expenses After Contractual Reimbursement or Waiver" item in the above table demonstrates, at least in some part, the effect those contractual reimbursement and fee waiver arrangements may have in reducing total annual Fund operating expenses. Other Funds may have voluntary reimbursement and fee waiver arrangements in place which may be withdrawn at any time. The Annual Fund Fees and Expenses table does not reflect the effect of any such voluntary reimbursement and fee waiver arrangement. More detailed information about the reimbursement and fee waiver arrangement for each Fund is contained in the prospectus for the Fund.

                               GENERAL INFORMATION

AI LIFE

     American International Life Assurance Company of New York ("AI Life") is a stock life insurance company initially organized under the laws of New York. We were incorporated in 1962. AI Life is an indirect, wholly owned subsidiary of American International Group, Inc. ("AIG"). AIG, a Delaware corporation, is a holding company which through its subsidiaries is primarily engaged in a broad range of insurance and insurance-related activities and financial services in the United States and abroad. AIG American General is a marketing name of AI Life and its affiliates. The commitments under the Policies are AI Life's, and AIG has no legal obligation to back those commitments.

THE VARIABLE ACCOUNT

     We established the Variable Account as a separate investment account on June 5, 1986. It is used to support the Policy and other variable life insurance policies, and used for other permitted purposes. The Variable Account is registered with the SEC as a unit investment trust under the federal securities laws and qualifies as a "separate account" within the meaning of these laws.

     We own the assets in the Variable Account. The Variable Account is divided into subaccounts. The Variable Account may include other subaccounts which are not available under the Policy.

     The assets in the Separate Account would be available only to satisfy the claims of owners of the Policies, to the extent they have allocated their Account Value to the Separate Account. Our other creditors could reach only those Separate Account assets (if any) that are in excess of the amount of our reserves and other contract liabilities under the Policies with respect to the Separate Account.

ADDITIONAL INFORMATION

     We have filed a Statement of Additional Information (the "SAI") with the SEC which includes more information about your Policy. The back cover page to this Prospectus describes how you can obtain a copy of the SAI.

COMMUNICATION WITH AI LIFE

     When we refer to "you," we mean the person who is authorized to take any action with respect to a Policy. Generally, this is the owner named in the Policy. Where a Policy has more than one owner, each owner generally must join in any requested action, except for transfers and changes in the allocation of future premiums or changes among the investment options.

     Administrative Center. The Administrative Center provides service to all Policy owners. For applicants, your AI Life representative will tell you if you should use an address other than the Administrative Center address. All premium payments, requests, directions and other communications should be directed to the appropriate location.

APPLYING FOR A POLICY

     To purchase a Policy, you must complete an application and submit it to us. You must specify certain information in the application, including the Face Amount and the death benefit option. We may also require information to determine if the Insured is an acceptable risk to us. We may require a medical examination of the Insured and ask for additional information.

     Our age requirement for the Insured. You may apply for a Policy to cover a person who is at least 18 but no more than 70 years of age.

     The minimum Face Amount. The Face Amount must be at least $50,000, for each Insured.

     We require a minimum initial premium. We require that you pay a minimum initial premium before we will issue the Policy. You may pay the minimum initial premium when you submit the application or at a later date.

     We will not issue a Policy until we have accepted the application. We reserve the right to reject an application for any reason or "rate" an Insured as a substandard risk.

     When your coverage will be effective. Your Policy will become effective after:

     .    We accept your application;

     .    We receive an initial premium payment in an amount we determine; and

     .    We have completed our review of your application to our satisfaction.

     General. You should mail or express checks and money orders for premium payments and loan repayments directly to the appropriate address shown on your billing statement. If you do not receive a billing statement, send your premium directly to the Administrative Center.

          You must make the following requests in writing:

               .    transfer of Account Value;

               .    loan;

               .    full surrender;

               .    partial surrender;

               .    change of beneficiary or contingent beneficiary;

               .    change of allocation percentages for premium payments;

               .    change of allocation percentages for Policy deductions;

               .    loan repayments or loan interest payments;

               . change of death benefit option or manner of death benefit payment;

               .    change in Face Amount;

               . addition or cancellation of, or other action with respect to, election of a payment option for Policy proceeds; and

               .    tax withholding elections.

     You should mail or express these requests to the Administrative Center address shown on the first page of this prospectus. You should also communicate notice of the insured person's death, and related documentation, to our Administrative Center address.

     We have special forms which should be used for loans, assignments, partial and full surrenders, changes of owner or beneficiary, and all other contractual changes. You will be asked to return your Policy when you request a full surrender. You may obtain these forms from our Administrative Center or from your AI Life representative. Each communication must include your name, Policy number and, if you are not the insured person, that person's name. We cannot process any requested action that does not include all required information.

VARIABLE INVESTMENT OPTIONS

     We divided the Separate Account into variable investment options, each of which invests in shares of a corresponding Fund. Currently, you may invest premium payments in variable investment options investing in the following Funds.

                  VARIABLE INVESTMENT OPTIONS**                    INVESTMENT                     INVESTMENT ADVISER*
                                                                   OBJECTIVES
--------------------------------------------------------------------------------------------------------------------------------
Alliance Growth Portfolio (Class A)                                                 Alliance Capital Management, L.P.
Alliance Growth and Income Portfolio (Class A)                                      Alliance Capital Management, L.P.
Alliance Americas Government Income Portfolio (Class A)                             Alliance Capital Management, L.P.
Alliance Premier Growth Portfolio (Class A)                                         Alliance Capital Management, L.P.
Alliance Quasar Portfolio (Class A)                                                 Alliance Capital Management, L.P.
American Century VP Income and Growth Portfolio                                     American Century Investment Management, Inc.
American Century VP International Portfolio                                         American Century Investment Management, Inc.
Credit Suisse Emerging Growth Portfolio                                             Credit Suisse Asset Management, LLC
Credit Suisse Emerging Markets Portfolio                                            Credit Suisse Asset Management, LLC
Credit Suisse Global Post-Venture Capital Portfolio                                 Credit Suisse Asset Management, LLC
Credit Suisse International Focus Portfolio                                         Credit Suisse Asset Management, LLC
Credit Suisse Small Cap Growth Portfolio                                            Credit Suisse Asset Management, LLC
Credit Suisse Large Cap Value Portfolio                                             Credit Suisse Asset Management, LLC
Fidelity VIP Balanced Portfolio (Initial Class)                                     Fidelity Management & Research Company
Fidelity VIP Contrafund Portfolio (Initial Class)                                   Fidelity Management & Research Company
Fidelity VIP Index 500 Portfolio (Initial Class)                                    Fidelity Management & Research Company
Templeton Developing Markets Securities Fund-Class 2                                Templeton Investment Counsel, LLC
Templeton Growth Securities Fund - Class 2                                          Templeton Investment Counsel, LLC
Templeton Foreign Securities Fund - Class 2                                         Templeton Investment Counsel, LLC
Goldman Sachs CORE(SM)  U.S. Equity Fund                                              Goldman Sachs Asset Management
Goldman Sachs International Equity Fund                                             Goldman Sachs Asset Management International
Morgan Stanley Emerging Markets Equity Portfolio                                    Morgan Stanley Investment Management Inc.
Morgan Stanley Core Plus Fixed Income Portfolio                                     Morgan Stanley Investment Management Inc.
Morgan Stanley High Yield Portfolio                                                 Morgan Stanley Investment Management Inc.
Morgan Stanley Mid Cap Growth Portfolio                                             Morgan Stanley Investment Management Inc.
Morgan Stanley Mid Cap Value Portfolio                                              Morgan Stanley Investment Management Inc.
Morgan Stanley Money Market Portfolio                                               Morgan Stanley Investment Management Inc.
Morgan Stanley Technology Portfolio                                                 Morgan Stanley Investment Management Inc.
Neuberger Berman AMT Partners Portfolio                                             Neuberger Berman Management Inc.
Pacific Investment Long-Term U.S. Government Bond Portfolio                         Pacific Investment Management Company, LLC
Pacific Investment Total Return Bond Portfolio                                      Pacific Investment Management Company, LLC

[*None of these Funds has an investment sub-adviser.]

[**The Berger IPT - Small Company Growth Fund is not available to Policy owners whose Policies are effective after March 31, 2003.]

     You can learn more about the Funds, their investment policies, risks, expenses and all other aspects of their operations by reading their Prospectuses, which accompany this Prospectus. You should carefully read the Funds' Prospectuses before you select any variable investment option. We do not guarantee that any Fund will achieve its objective. In addition, no single Fund or investment option, by itself, constitutes a balanced investment plan.

     We have entered into various services agreements with most of the advisers or administrators for the Funds. We receive payments for the administrative services we perform such as proxy mailing and tabulation, mailing of fund related information and responding to Policy owners' inquiries about the Funds. Currently, these payments range from 0.15% to 0.35% of the market value of the assets invested in the underlying Fund as of a certain date, usually paid at the end of each calendar quarter. From time to time some of these arrangements may be renegotiated so that we receive a greater payment than previously paid depending on our determination that the expenses that we are incurring are greater than we anticipated. These payments do not result in any additional charges under the Policies that are not described under "Charges Under the Policy" on page 40.

     We also receive what is referred to as "12b-1 fees" from some of the Funds themselves. These fees are designed to help pay for our direct and indirect distribution costs for the Policies. These fees are generally equal to 0.25% of the daily market value of the assets invested in the underlying Fund.

GUARANTEED INVESTMENT OPTION

     Under the Policy, you may currently allocate your Account Value to the Guaranteed Account. In addition, if you request a loan, we will allocate part of your Account Value to the Loan Account which is part of the Guaranteed Account.

     We may treat each allocation and transfer separately for purposes of crediting interest and making deductions from the Guaranteed Account.

     All of your Account Value held in the Guaranteed Account will earn interest at a rate we determine in our sole discretion. This rate will never be less than 4% per year compounded annually. The Loan Account portion of your Account Value may earn a different interest rate than the remaining portion of your Account Value in the Guaranteed Account.

     We will deduct any transfers, partial surrenders or any Policy expenses from the Guaranteed Account and your variable investment options on a pro rata basis, unless you provide other directions. No portion of the Loan Account may be used for this purpose.

     If we must pay any part of the proceeds for a loan, partial surrender or full surrender from the Guaranteed Account, we may defer the payment for up to six months from the date we receive the written request. If we defer payment from the Guaranteed Account for 30 days or more, we will pay interest on the amount we deferred at a rate of 4% per year, compounded annually, until we make payment.

GUARANTEED ACCOUNT VALUE

     On any Valuation Date, the Guaranteed Account portion of your Policy Account Value equals:

     .   the total of all Net Premium, allocated to the Guaranteed Account, plus

     .    any amounts transferred to the Guaranteed Account, plus

     . interest credited on the amounts allocated and transferred to the Guaranteed Account, less

     .    the amount of any transfers from the Guaranteed Account, less

     . the amount of any partial surrender, including the partial surrender charges, taken from the Guaranteed Account, less

     . the allocated portion of the monthly deduction deducted from the Guaranteed Account, plus

     .    the amount of the Loan Account.

     If you take a loan, we transfer the amount of the loan to the Loan Account held in the Guaranteed Account. The value of your Loan Account includes transfers to and from the Loan Account as you take and repay loans and interest credited on the Loan Account.

VOTING PRIVILEGES

     We are the legal owner of the Funds' shares held in the Separate Account. However, you may be asked to instruct us how to vote the Fund shares held in the various Funds that are attributable to your Policy at meetings of shareholders of the Funds. The number of votes for which you may give directions will be determined as of the record date for the meeting. The number of votes that you may direct related to a particular Fund is equal to (a) your Account Value invested in that Fund divided by (b) the net asset value of one share of that Fund. Fractional votes will be recognized.

     We will vote all shares of each Fund that we hold of record, including any shares we own on our own behalf, in the same proportions as those shares for which we have received instructions from owners participating in that Fund through the Separate Account.

     If you are asked to give us voting instructions, we will send you the proxy material and a form for providing such instructions. Should we determine that we are no longer required to send the owner such materials, we will vote the shares as we determine in our sole discretion.

     In certain cases, we may disregard instructions relating to changes in a Fund's investment manager or its investment policies. We will advise you if we do and explain the reasons in our next report to Policy owners. AI Life reserves the right to modify these procedures in any manner that the laws in effect from time to time allow.

ILLUSTRATIONS

     We may provide illustrations for death benefit, Account Value, and Net Cash Surrender Value based on hypothetical rates of return that are not guaranteed. Hypothetical illustrations also assume costs of insurance for a hypothetical person. These illustrations are illustrative only and should not be considered a representation of past or future performance. Your actual rates of return and actual charges may be higher or lower than these illustrations. The actual return on your Account Value will depend on factors such as the amounts you allocate to particular investment options, the amounts deducted for the

Policy's fees and charges, the variable investment options' fees and charges, and your Policy loan and partial surrender history.

     Before you purchase the Policy, we will provide you with what we refer to as a personalized illustration. A personalized illustration shows future benefits under the Policy based upon (1) the proposed insured person's age and rate class and (2) your selections of death benefit option, Face Amount, planned periodic premiums and proposed investment options.

     After you purchase the Policy and upon your request, we will provide a similar personalized illustration that takes into account your Policy's actual values and features as of the date the illustration is prepared. We reserve the right to charge a $25 fee for personalized illustrations prepared after the Policy is issued if you request us to do so more than once each year.

                                 POLICY FEATURES

DEATH BENEFITS

     Your Face Amount of insurance. In your application to buy a Executive Advantage Policy, you tell us how much life insurance coverage you want. We call this the "Face Amount" of insurance.

     Your death benefit. You may select from two death benefit options.

          .    Level Death Benefit Option or

          .    Increasing Death Benefit option

          For the Level Death Benefit Option, the Death Benefit will be the greater of:

          .    Face Amount; or

          . Account Value on the date of death multiplied by the appropriate minimum death benefit factor.

          You should consider this death benefit option if you want to minimize your cost of insurance.

          For the Increasing Death Benefit Option, the Death Benefit will be the greater of:

          .    Face Amount plus the Account Value; or

          . Account Value on the date of death multiplied by the appropriate minimum death benefit factor.

          You should consider this death benefit option if you want your Death Benefit to increase with your Account Value.

     Life Insurance Proceeds. During the Policy term, we will pay the Life Insurance Proceeds to the Beneficiary after the Insured's death. To make payment, we must receive at our Administrative Office:

          .    satisfactory proof of the Insured's death; and

          .    the Policy.

     Payment of Life Insurance Proceeds. We will pay the Life Insurance Proceeds generally within seven days after we receive the information we require. We will pay the Life Insurance Proceeds to the Beneficiary in one lump sum or, if elected, under a payment option. Payment of the Life Insurance Proceeds may also be affected by other provisions of the Policy.

     We will pay interest on the Life Insurance Proceeds from the date of the Insured's death to the date of payment as required by applicable state law.

     Amount of Life Insurance Proceeds. We will determine the Life Insurance Proceeds as of the date of the Insured's death. The Life Insurance Proceeds will equal:

     . the amount of the Death Benefit determined according to the death benefit option selected; minus

     .    the Outstanding Loan, if any, and accrued loan interest; minus

     .    any overdue monthly deductions if the Insured dies during a Grace
          Period.

TAX QUALIFICATION OPTIONS

     Section 7702 of the Code provides alternative testing procedures for meeting the definition of life insurance. Each Policy must qualify under one of these two tests and you may select the test we use for ensuring your Policy meets the definition of life insurance.

     Under both tests under Section 7702, there is a minimum death benefit required at all times. This is equal to the Account Value multiplied by the appropriate minimum death benefit factor. These factors depend on the tax qualification option and may be based on the Attained Ages, sex and rate class of the Insured. A table of the applicable factors is located in the Policy.

     The two tax qualification options are:

     .    Guideline Premium/Cash Value Corridor Test.

     .    Cash Value Accumulation Test.

     Once you have selected the tax qualification option for your Policy, it may not be changed.

     Changes in Death Benefit Options. If you have selected the Level Death Benefit Option you may change to the Increasing Death Benefit Option. You may also change from the Increasing Death Benefit Option to the Level Death Benefit Option.

HOW TO REQUEST A CHANGE

     You may change your Death Benefit Option by providing your agent with a written request or by writing us at our Administrative Office. We may require that you submit satisfactory evidence of insurability to us.

     If you request a change from the Level Death Benefit Option to the Increasing Death Benefit Option, we will decrease the Face Amount by an amount equal to your Account Value on the date the change takes effect. However, we reserve the right to decline to make such a change if it would reduce the Face Amount below the minimum Face Amount.

     If you request a change from the Increasing Death Benefit Option to the Level Death Benefit Option, we will increase the Face Amount by an amount equal to your Account Value on the date the change takes effect. Such decreases and increases in the Face Amount are made so that the Life Insurance Proceeds remain the same on the date the change takes effect.

     Once approved, we will issue new Policy information pages and attach a copy of your application for change. We reserve the right to decline to make any changes that we determine would cause the Policy to fail to qualify as life insurance under our interpretation of the Code.

     The change will take effect on the next Monthly Anniversary that coincides with or next follows the date we approve your request.

     Tax consequences of changes in insurance coverage. Please read "Federal Income Tax Considerations" starting on page 49 of this prospectus to learn about possible tax consequences of changing your insurance coverage under your Policy.

PREMIUM PAYMENTS

     The Policy allows you to select the timing and amount of premium payments within limits. Send premium payments to our Administrative Office.

     Restrictions on Premium. We may not accept any premium payment:

     .    If it is less than $50.

     . If the premium would cause the Policy to fail to qualify as a life insurance contract as defined in Section 7702 of the Code, we will refund any portion of any premium that causes the Policy to fail. In addition, we will monitor the Policy and will attempt to notify you on a timely basis if your Policy is in jeopardy of becoming a modified endowment contract under the Code.

     . If the premium would increase the amount of our risk under your Policy by an amount greater than that premium amount. In such cases, we may require satisfactory evidence of insurability before accepting that premium.

     Minimum Initial Premium. We will calculate the minimum initial premium. The amount is based on a number of factors, including the age, sex, and underwriting class of the proposed Insured and the desired Face Amount.

     Planned Periodic Premium. When you apply for a Policy, you select a plan for paying annual level premiums. We will establish a minimum amount that may be used as the planned periodic premium. We may recalculate this minimum amount if the Face Amount of the Policy is increased or decreased.

     You are not required to pay premiums in accordance with this plan. Rather, you can pay more or less than the planned periodic premium or skip a planned periodic premium entirely.

     At any time you can change the amount and frequency of the planned periodic premium by sending a written notice to our Administrative Office.

     Additional Premium. Additional premiums are premiums other than planned premiums. Additional premiums may be paid in any amount and at any time subject to the Code.

     Depending on the Account Value at the time of an increase in the Face Amount and the amount of the increase requested, an additional premium may be needed to prevent your Policy from terminating.

     Effect of Premium Payments. In general, paying all planned periodic premiums may not prevent your Policy from lapsing. In addition, if you fail to pay any planned periodic premium, your Policy will not necessarily lapse.

     Your Policy will lapse only when the Net Cash Surrender Value on a Monthly Anniversary is less than the amount of that date's monthly deduction. This could happen if the Net Cash Surrender Value has decreased because:

     . of the negative return or insufficient return earned by one or more of the subaccounts you selected; or

     . of any combination of the following -- you have Outstanding Loans, you have taken partial surrenders, we have deducted Policy expenses, or you have made insufficient premium payments to offset the monthly deduction.

     Grace Period. In order for insurance coverage to remain in force, the Net Cash Surrender Value on each Monthly Anniversary must be equal to or greater than the total monthly deductions for that Monthly Anniversary. If it is not, you have a Grace Period of 61 days during which the Policy will continue in force. The Grace Period begins on the Monthly Anniversary that the Net Cash Surrender Value is less than the total monthly deductions then due. If we do not receive a sufficient premium before the end of the Grace Period, the Policy will terminate without value.

     We will send you a written notice within 30 days of the beginning of any Grace Period. The notice will state that a Grace Period of 61 days has begun.

     The amount of premium required to prevent your Policy from terminating is equal to the amount needed to increase the Net Cash Surrender Value sufficiently to cover total monthly deductions for the next three (3) Monthly Anniversaries.

     If the Insured dies during the Grace Period, we will still pay the Life Insurance Proceeds to the Beneficiary. The amount we pay will reflect a reduction for the unpaid monthly deductions due on or before the date of the Insured's death.

     If your Policy lapses with an Outstanding Loan you may have taxable income.

     Premium Allocations. In the application, you specify the percentage of Net Premium to be allocated to each subaccount and Guaranteed Account. However, until the period to examine and cancel expires, we invest this amount in the Money Market subaccount. On the first business day after the period expires, we will reallocate your Account Value based on the premium allocation percentages in your application.

     For all subsequent premiums, we will use the allocation percentages you specified in the application until you change them. You can change the allocation percentages at any time by sending written notice to our Administrative Office. The change will apply to all premium received with or after your notice.

     Allocation Rules. Your allocation instructions must meet the following requirements:

          .    Each allocation percentage must be a whole number;

          .    Any allocation to a subaccount must be at least 5%; and

          .    the sum of your allocations must equal 100%.

     Crediting Premium. Your initial Net Premium will be credited to your Account Value as of the Policy Date. We will credit and invest subsequent Net Premiums on the date we receive the premium or notice of deposit at our Administrative Office. We will process premiums at the price next computed after receipt of premium. Premiums received by 4:00 p.m., Eastern Time, on a Valuation Date will be processed as of that day. Premiums received after 4:00 p.m., Eastern Time, on a Valuation Date will be processed as of the next Valuation Date.

     If any premium requires us to accept additional risk, we will allocate this amount to the Money Market subaccount until we complete our underwriting. When accepted, and at the end of the period to examine and cancel the Policy, we will allocate it in accordance with your allocation percentages.

     Future premium payments. You may at any time change the investment options in which future premiums you pay will be invested. Your allocation must, however, be in whole percentages that total 100%.

     The Policy allows you to choose how to invest your Account Value. Your Account Value will increase or decrease based on:

     .    The returns earned by the subaccounts you select.

     .    Interest credited on amounts allocated to the Guaranteed Account.

     We will determine your Policy benefits based upon your Account Value. If your Account Value is insufficient, your Policy may terminate. If the Net Cash Surrender Value on a monthly anniversary is less than the amount of that date's monthly deduction, the Policy will be in default and a Grace Period will begin.

DETERMINING THE ACCOUNT VALUE

     On the Policy Date, your Account Value is equal to your initial Net Premium. If the Policy Date and the Issue Date are the same day, the Account Value is equal to your initial premium, less the premium expenses and monthly deduction.

     On each Valuation Date thereafter, your Account Value is equal to:

     .    Your Account Value held in the subaccounts; and

     .    Your Account Value held in the Guaranteed Account.

     Your Account Value will reflect:

     .    the premiums you pay; and,

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     .    the returns earned by the subaccounts you select; and,

     .    the interest credited on amounts allocated to the Guaranteed Account;
          and,

     .    any loans or partial surrender; and,

     .    the Policy expenses we deduct.

ACCOUNT VALUE IN THE SUBACCOUNTS

     We measure your Account Value in the subaccounts by the value of the subaccounts' accumulation units we credit to your Policy. When you allocate premiums or transfer part of your Account Value to a subaccount, we credit your Policy with accumulation units in that subaccount. The number of accumulation units equals the amount allocated to the subaccount divided by that subaccount's accumulation unit value for the Valuation Date when the allocation is effected.

     The number of subaccount accumulation units we credit to your Policy will:

     . increase when Net Premium is allocated to the subaccount, amounts are transferred to the subaccount and loan repayments are credited to the subaccount.

     . decrease when the allocated portion of the monthly deduction is taken from the subaccount, a loan is taken from the subaccount, an amount is transferred from the subaccount, or a partial surrender, including the partial surrender charges, is taken from the subaccount.

     Accumulation Unit Values. A subaccount's accumulation unit value varies to reflect the return of the portfolio and may increase or decrease from one Valuation Date to the next. We arbitrarily set the accumulation unit value for each subaccount at $10 when the subaccount was established. Thereafter, the accumulation unit value equals the accumulation unit value for the prior Valuation Period multiplied by the Net Investment Factor for the current Valuation Period.

     Net Investment Factor. The net investment factor is an index we use to measure the investment return earned by a subaccount during a Valuation Period. It is based on the change in net asset value of the portfolio shares held by the subaccount, and reflects any dividend or capital gain distributions on the portfolio shares and may include the deduction of the daily mortality and expense risk charge.

     Guaranteed Account Value. On any Valuation Date, the Guaranteed Account portion of your Policy Account Value equals:

     . the total of all Net Premium, allocated to the Guaranteed Account, plus

     .    any amounts transferred to the Guaranteed Account, plus

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     .    interest credited on the amounts allocated and transferred to the
          Guaranteed Account, less

     .    the amount of any transfers from the Guaranteed Account, less

     . the amount of any partial surrender, including the partial surrender charges, taken from the Guaranteed Account, less

     . the allocated portion of the monthly deduction deducted from the Guaranteed Account, plus

     .    the amount of the Loan Account.

     If you take a loan, we transfer the amount of the loan to the Loan Account held in the Guaranteed Account. The value of your Loan Account includes transfers to and from the Loan Account as you take and repay loans and interest credited on the Loan Account.

     Net Account Value. The net Account Value on a Valuation Date is the Account Value less Outstanding Loans on that date.

     Cash Surrender Value. The Cash Surrender Value on a Valuation Date is the Account Value reduced by any surrender charge that would be assessed if you surrendered the Policy on that date.

     Net Cash Surrender Value. The Net Cash Surrender Value on a Valuation Date is the amount you would receive on a surrender of your Policy and is equal to:

     .    the Cash Surrender Value, less

     .    the Outstanding Loan on that date.

TRANSFERS

     You may transfer Account Value among the subaccounts and to the Guaranteed Account after the period to examine and cancel. All transfer requests, except for those made under the dollar cost averaging program, must satisfy the following requirements:

     . Minimum amount of transfer -- You must transfer at least $250 or, the balance in the subaccount or the Guaranteed Account, if less;

     . Form of transfer request -- You must make a written request unless you have established prior authorization to make transfers by other means we make available;

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     .    Transfers from the Guaranteed Account -- The maximum you may transfer in a Policy year is equal to 25% of your Account Value in the Guaranteed Account (not including the Loan Account) as of the date the transfer takes effect.

     Date We Process Your Transfer Request. We must receive your transfer request at our Administrative Office. We process transfers at the price next computed after we receive your transfer request. Transfer requests received by 4:00 p.m., Eastern Time, on a Valuation Date will be processed as of that day. Transfer requests received after 4:00 p.m., Eastern Time, on a Valuation Date will be processed as of the next Valuation Date. We may, however, defer transfers under the same conditions as described under "Other Policy Provisions -- When Proceeds Are Paid."

     Number of Permitted Transfers/Transfer Charge. We do not currently limit the number of transfers you may make. However, for each transfer in excess of 12 during a Policy year, we reserve the right to assess a $25 transfer charge. All transfers processed on the same business day will count as one transfer for purposes of determining the number of transfers you have made in a Policy year. Transfers in connection with the dollar cost averaging program will not count against the 12 free transfers in any Policy year. We reserve the right to increase or decrease the number of free transfers allowed in any Policy year.

DOLLAR COST AVERAGING

     Dollar cost averaging is a systematic method of investing at regular intervals. By investing at regular intervals, the cost of the securities is averaged over time and perhaps over various market cycles.

     If you choose this program, we will make automatic monthly transfers of your Account Value from the Money Market subaccount into other subaccounts for a specified dollar amount or a specified number of months (not exceeding twenty-four months). Unless you tell us otherwise, we will allocate the transfer as you have specified in your most current premium allocation instructions. However, no less than 5% may be allocated to any one subaccount. You must have $2,000 in the Money Market subaccount to elect dollar cost averaging. We will apply any additional premium payments you make after electing this program to the Money Market subaccount for purposes of dollar cost averaging your investment.

     There is currently no charge for this program. Transfers in connection with dollar cost averaging will not count against your free transfers in a Policy year. We reserve the right to suspend or modify this program at anytime.

     Processing your automatic dollar cost averaging transfers. We will begin to process your automatic transfers:

     . On the first Monthly Anniversary following the end of the period to examine and cancel if you request dollar cost averaging when you apply for your Policy.

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     .    On the second Monthly Anniversary following receipt of your request at our Administrative Office if you elect the program after you apply for the Policy.

     We will stop processing automatic transfers if:

     .    The funds in the Money Market subaccount have been depleted;

     . We receive your written request at our Administrative Office to cancel future transfers;

     .    We receive notification of death of the Insured; or

     .    Your Policy goes into the Grace Period.

     Dollar cost averaging may lessen the impact of market fluctuations on your investment. Using dollar cost averaging does not guarantee investment gains or protect against loss in a declining market.

MARKET TIMING

     The Policy is not designed for professional market timing organizations or other entities using programmed and frequent transfers involving large amounts. We may not unilaterally terminate or discontinue transfer privileges. However, we reserve the right to suspend such privileges for a reasonable time with reasonable notice to prevent market timing efforts that could disadvantage other Policy owners.

CHANGING THE FACE AMOUNT OF INSURANCE

     Changes in Face Amount. At any time after the first Policy anniversary while the Policy is in force you may request a change in the Face Amount. We will not make a change in Face Amount that causes your Policy to fail to qualify as life insurance under the Code.

     Increases in Face Amount. Any request for an increase:

     .    Must be for at least $10,000;

     . May not be requested in the same Policy year as another request for an increase; and

     .    May not be requested after the Insured is Attained Age 65.

     A written application must be submitted to our Administrative Office along with satisfactory evidence of insurability. You must return the Policy so we can amend it to reflect the increase. The increase in Face Amount will become effective on the Monthly Anniversary on or next following the date the increase is approved, and the Account Value will be adjusted to the extent necessary to reflect a monthly deduction as of the effective date based on the increase in Face Amount.

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     Decreases in Face Amount. Any request for a decrease:

     .    Must be at least $5,000;

     . Must not cause the Face Amount after the decrease to be less than the minimum Face Amount at which we would issue a Policy; and

     . During the first five (5) Policy years, the Face Amount may not be decreased by more than 10% of the initial Face Amount. If the Face Amount is decreased during the first 14 Policy years or within 14 Policy years of an increase in Face Amount, a surrender charge may be applicable.

     Consequences of a Change in Face Amount. Both increases and decreases in Face Amount may impact the surrender charge. In addition, an increase or decrease in Face Amount may impact the status of the Policy as a modified endowment contract.

EFFECTIVE DATE OF POLICY AND RELATED TRANSACTIONS

     Valuation dates, times, and periods. We compute values under a Policy on each day that the New York Stock Exchange is open for business. We call each such day a "valuation date" or a "business day."

     We compute Policy values as of 4:00 p.m., Eastern time, on each valuation date. We call this our "close of business." We call the time from the close of business on one valuation date to the close of business of the next valuation date a "valuation period."

     Date of receipt. Generally we consider that we have received a premium payment or another communication from you on the day we actually receive it in full and proper order at any of the addresses shown on the first page of this prospectus. If we receive it after the close of business on any valuation date, however, we consider that we have received it on the day following that valuation date.

     Commencement of insurance coverage. After you apply for a Policy, it can sometimes take up to several weeks for us to gather and evaluate all the information we need to decide whether to issue a Policy to you and, if so, what the insured person's premium class should be. We will not pay a death benefit under a Policy unless (a) it has been delivered to and accepted by the owner and at least the initial premium has been paid, and (b) at the time of such delivery and payment, there have been no adverse developments in the insured person's health or risk of death. You can obtain a copy from our Administrative Center by writing to the address shown on the first page of this prospectus or from your AI Life representative.

     Date of issue; Policy months and years. We prepare the Policy only after we approve an application for a Policy and assign an appropriate premium class. The day we begin to deduct charges will appear on page 3 of your Policy and is called the "Date of Issue." Policy months and years are measured from the date of issue. To preserve a younger age at issue for the insured person, we may assign a date of issue to a Policy that is up to 6 months earlier than otherwise would apply.

     Monthly deduction days. Each charge that we deduct monthly is assessed against your Account Value at the close of business on the date of issue and at the end of each subsequent valuation period that includes the first day of a Policy month. We call these "monthly deduction days."

     Commencement of investment performance. We begin to credit an investment return to the Account Value resulting from your initial premium payment on the later of (a) the date of issue, or (b) the date all requirements needed to place the Policy in force have been satisfied, including underwriting approval and receipt of the necessary premium. In the case of a back-dated Policy, we do not credit an investment return to the Account Value resulting from your initial premium payment until the date stated in (b) above.

     Effective date of other premium payments and requests that you make. Premium payments (after the first) and transactions made in response to your requests and elections are generally effected at the end of the valuation period in which we receive the payment, request or election and based on prices and values computed as of that same time. Exceptions to this general rule are as follows:

     . Increases you request in the Face Amount of insurance, reinstatements of a Policy that has lapsed, and changes in death benefit option take effect on the Policy's monthly deduction day on or next following our approval of the transaction;

     . In most states, we may return premium payments, make a partial surrender or reduce the death benefit if we determine that such premiums would cause your Policy to become a modified endowment contract or to cease to qualify as life insurance under federal income tax law or exceed the maximum net amount at risk;

     . If you exercise the right to return your Policy described on the second page of this prospectus, your coverage will end when you deliver it to your AI Life representative, or if you mailed it to us, the day it is postmarked; and

     . If you pay a premium in connection with a request which requires our approval, your payment will be applied when received rather than following the effective date of the change requested so long as your Policy is in force and the amount paid will not cause you to exceed premium limitations under the Code. If we do not approve your request, no premium will be refunded to you except to the extent necessary to cure any violation of the maximum premium limitations under the Code. We will not apply this procedure to premiums you pay in connection with reinstatement requests.

REPORTS TO POLICY OWNERS

     You will receive a confirmation within seven days of the transaction of:

     .    the receipt of any premium;

     .    any change of allocation of premiums;

     .    any transfer between subaccounts;

     .    any loan, interest repayment, or loan repayment;

     .    any partial surrender;

     . any return of premium necessary to comply with applicable maximum receipt of any premium payment;

     .    any exercise of your right to cancel;

     .    an exchange of the Policy;

     .    full surrender of the Policy.

     Within 30 days after each Policy anniversary we will send you an annual statement. The statement will show the Life Insurance Proceeds currently payable, and the current Account Value, Cash Surrender Value, and the Outstanding Loan. The statement will also show premiums paid, all charges deducted during the Policy year, and all transactions. We will also send to you annual and semi-annual reports of the Variable Account.

                               POLICY TRANSACTIONS

     The transactions we describe below may have different effects on the Account Value, death benefit, Face Amount or cost of insurance. You should consider the net effects before requesting a Policy transactions. See "Policy Features," on page 23. Certain transactions also entail charges. For information regarding other charges, see "Charges Under the Policy" on page 40.

WITHDRAWING  POLICY INVESTMENTS

     Full surrender. You may at any time surrender your Policy in full. If you do, we will pay you the Account Value, less any Policy loans, plus any unearned loan interest, and less any surrender charge that then applies. We call this amount your "Net Cash Surrender Value." Because of the surrender charge, it is unlikely that a Executive Advantage Policy will have any Net Cash Surrender Value during at least the first year unless you pay significantly more than the monthly guarantee premiums.

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     Partial surrender. You may, at any time after the first Policy year, make a partial surrender of your Policy's Net Cash Surrender Value. A partial surrender must be at least $500. We will automatically reduce your Policy's Account Value by the amount of your withdrawal and any related charge. We do not allow partial surrenders that would reduce the death benefit below $50,000.

     You may choose the investment option or options from which money that you withdraw will be taken. Otherwise, we will allocate the partial surrender in the same proportions as then apply for deducting monthly charges under your Policy or, if that is not possible, in proportion to the amount of Account Value you then have in each investment option.

     There is a maximum partial surrender fee equal to the lesser of 2% of the amount withdrawn or $25 for each partial surrender you make. This charge currently is $0.

     Loans. You may request a loan against your Policy at any time after the first Policy year while the Policy has a Net Cash Surrender Value. We limit the minimum and maximum amount of loan you may take. If we issued the Policy under a corporate owned arrangement, unless we agree otherwise, a loan will be applied pro rata over all Insureds under the Policy.

     You must submit a written request for a loan to the Administrative Office. Loans will be processed as of the date we receive the request at our Administrative Office. Loan proceeds generally will be sent to you within seven days.

     Maximum Loan Amount. After the first Policy year the maximum loan amount is 90% of your Net Cash Surrender Value.

     Interest. We charge interest daily on any Outstanding Loan at a declared annual rate not in excess of 8%. The maximum net cost (the difference between the rate of interest we charge on loans and the amount we credit on the equivalent amount held in the Loan Account) of a loan is 2% per year. Interest is due and payable at the end of each Policy year while a loan is outstanding. If interest is not paid when due, the amount of the interest is added to the loan and becomes part of the Outstanding Loan.

     Loan Account. You may direct us to take an amount equal to the loan proceeds and any amount attributed to unpaid interest from any subaccount or from the Guaranteed Account. Otherwise, we will withdraw this amount from each subaccount on a pro rata basis. We transfer this amount to the Loan Account in the Guaranteed Account.

     When a loan is repaid, an amount equal to the repayment will be transferred from the Loan Account to the subaccounts and Guaranteed Account in accordance with your allocation percentages in effect at the time of repayment.

     Effect of a Loan. A loan, whether or not repaid, will have a permanent effect on the Life Insurance Proceeds and Account Value because the investment results of the subaccounts and current interest rates credited in the Guaranteed Account will apply only to the non-loaned portion of the

                                  Page 36 of 58

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Account Value. The longer the loan is outstanding, the greater this effect is likely to be. Depending on the investment results of the subaccounts or credited interest rates for the Guaranteed Account while the loan is outstanding, the effect could be favorable or unfavorable.

     In addition, loans from modified endowment contracts may be treated for tax purposes as distributions of income.

     If the Life Insurance Proceeds become payable while a loan is outstanding, the Outstanding Loan will be deducted in calculating the Life Insurance Proceeds.

     If the Outstanding Loan exceeds the Cash Surrender Value on any Monthly Anniversary, the Policy will be in default. We will send you, and any assignee of record, notice of the default. You will have a 61-day Grace Period to submit a sufficient payment to avoid termination. The notice will specify the amount that must be repaid to prevent termination.

     Outstanding Loan. The Outstanding Loan on a Valuation Date equals:

     . All loans that have not been repaid (including past due unpaid interest added to the loan), plus

     .    accrued interest not yet due.

     Loan Repayment. You may repay all or part of your Outstanding Loan at any time while the Insured is living and the Policy is in force. Loan repayments must be sent to our Administrative Office and will be credited as of the date received.

MATURITY OF YOUR POLICY

     If the insured person is living on the "Maturity Date" shown on page 3 of your Policy, we will pay you the Net Cash Surrender Value of the Policy, and the Policy will end. The maturity date can be no later than the Policy anniversary nearest the insured person's 100th birthday.

TAX CONSIDERATIONS

     Please refer to "Federal Income Tax Considerations" on page 49 for information about the possible tax consequences to you when you receive any loan, surrender or other funds from your Policy. A Policy loan may cause the Policy to lapse which will result in adverse tax consequences.

                                 POLICY PAYMENTS

PAYMENT OPTIONS

     The Policy offers a wide variety of optional ways of receiving proceeds payable under the Policy, such as on a surrender or death, other than in a lump sum. Any agent authorized to sell this Policy can explain these options upon request. None of these options vary with the investment performance of the Variable Account because they are all forms of guaranteed benefit payments.

     Change of payment option. You may give us written instructions to change any payment option you have elected at any time while the Policy is in force and before the start date of the payment option.

     Tax impact. If a payment option is chosen, you or your beneficiary may have tax consequences. You should consult with a qualified tax adviser before deciding whether to elect one or more payment options.

THE BENEFICIARY

     You name your beneficiary when you apply for a Policy. The beneficiary is entitled to the insurance benefits of the Policy. You may change the beneficiary during the lifetime of the insured person unless your previous designation of beneficiary provides otherwise. In this case the previous beneficiary must give us permission to change the beneficiary and then we will accept your instructions. A new beneficiary designation is effective as of the date you sign it, but will not affect any payments we may make before we receive it. If no beneficiary is living when the insured person dies, we will pay the insurance proceeds to the owner or the owner's estate.

ASSIGNMENT OF A POLICY

     You may assign (transfer) your rights in a Policy to someone else as collateral for a loan or for some other reason. We will not be bound by an assignment unless it is received in writing. You must provide us with two copies of the assignment. We are not responsible for any payment we make or any action we take before we receive a complete notice of the assignment in good order. We are also not responsible for the validity of the assignment. An absolute assignment is a change of ownership. Because there may be unfavorable tax consequences, including recognition of taxable income and the loss of income tax-free treatment for any death benefit payable to the beneficiary, you should consult a qualified tax adviser before making an assignment.

PAYMENT OF PROCEEDS

     General. We will pay any death benefit, maturity benefit, Net Cash Surrender Value or loan proceeds within seven days after we receive the last required form or request (and any other documents that may be required for payment of a death benefit). If we do not have information about the desired manner of payment within 60 days after the date we receive notification of the insured person's death, we will pay the proceeds as a single sum, normally within seven days thereafter.

     Delay of Guaranteed Account option proceeds. We have the right, however, to defer payment or transfers of amounts out of our Guaranteed Account option for up to six months. We will allow interest, at a rate of at least 4% a year, on any Net Cash Surrender Value payment derived from Our Guaranteed Account that We defer for 10 days or more after We receive a request for it.

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     Delay for check clearance. We reserve the right to defer payment of that portion of your Account Value that is attributable to a payment made by check for a reasonable period of time (not to exceed 15 days) to allow the check to clear the banking system.

     Delay of Separate Account proceeds. We reserve the right to defer computation of values and payment of any death benefit, loan or other distribution that comes from that portion of your Account Value that is allocated to Separate Account, if:

     . the New York Stock Exchange is closed other than customary weekend and holiday closings, or trading on the New York Stock Exchange is restricted;

     . an emergency exists, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to fairly determine the Account Value; or

     .    the SEC by order permits the delay for your protection.

     Transfers and allocations of Account Value among the investment options may also be postponed under these circumstances. If we need to defer calculation of Separate Account values for any of the foregoing reasons, all delayed transactions will be processed at the next values that we do compute.

     Delay to challenge coverage. We may challenge the validity of your insurance Policy based on any material misstatements in your application or any application for a change in coverage. However,

     . We cannot challenge the Policy after it has been in effect, during the insured person's lifetime, for two years from the date the Policy was issued or restored after termination. (Some states may require that we measure this time in another way. Some states may also require that we calculate the amount we are required to pay in another way.)

     . We cannot challenge any Policy change that requires evidence of insurability (such as an increase in Face Amount) after the change has been in effect for two years during the insured person's lifetime.

     Delay required under applicable law. We may be required under applicable law to block a request for transfer or payment, including a Policy loan request, under a Policy until we receive instructions from the appropriate regulator.

                         ADDITIONAL RIGHTS THAT WE HAVE

     We have the right at any time to:

     . transfer the entire balance in an investment option in accordance with any transfer request you make that would reduce your Account Value for that option to below $500;

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     .    transfer the entire balance in proportion to any other investment options you then are using, if the Account Value in an investment option is below $500 for any other reason;

     . change the underlying Mutual Fund that any investment option uses subject to SEC and other required regulatory approvals;

     . add, delete or limit investment options, combine two or more investment options, or withdraw assets relating to the Policies from one investment option and put them into another;

     . operate Separate Account under the direction of a committee or discharge such a committee at any time;

     .    change our underwriting and premium class guidelines;

     . operate Separate Account, or one or more investment options, in any other form the law allows, including a form that allows us to make direct investments. Separate Account may be charged an advisory fee if its investments are made directly rather than through another investment company. In that case, we may make any legal investments we wish; or

     . make other changes in the Policy that in our judgment are necessary or appropriate to ensure that the Policy continues to qualify for tax treatment as life insurance, or that do not reduce any Net Cash Surrender Value, death benefit, Account Value, or other accrued rights or benefits.

     You will be notified as required by law if there are any material changes in the underlying investments of an investment option that you are using. We intend to comply with all applicable laws in making any changes and, if necessary, we will seek Policy owner approval, SEC and regulatory approvals.

                            CHARGES UNDER THE POLICY

     Periodically, we will deduct expenses related to your Policy. We will deduct these:

     .    from premium, Account Value and from subaccount assets; and

     .    upon certain transactions.

     The amount of these expenses are described in your Policy as either guaranteed or current. We will never charge more than the guaranteed amount. We may in our discretion deduct on a current basis less than the guaranteed amount.

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DEDUCTIONS FROM PREMIUM

     From each premium we will deduct state premium taxes, federal deferred acquisition cost ("DAC") taxes, and sales charges, if any.

     We may deduct for premium taxes at an explicit percent of premium equal to state and local tax rates based on the Insured's place of residence. A typical state premium tax is in the range of 2% to 3.5% of premium.

     DAC taxes are also based on premium. We may deduct DAC taxes from your Account Value at the time premium is received at a rate equal to 1.00% of premium.

     In place of the lump sum deduction described above for premium and DAC taxes, we may offer optional methods of payment at the time you apply for a Policy.

     We may deduct a sales charge from each premium and we may also deduct a sales charge from Account Value. A deduction from Account Value may be either in place of a deduction from premium or in combination with a deduction from premium. The total sales charge will never exceed 9% of premium.

     The sales charge partially compensates us for the expense of selling and distributing the Policy, printing prospectuses, preparing sales literature and paying for other promotional activities. Some of these expenses or other administrative expenses may be assumed by an employer or group sponsor under some employer-owned, trust-owned, or sponsored arrangements. If so, in our sole discretion, we may offer the Policy with no sales charge or a reduced sales charge.

     Monthly Deduction From Account Value. On the Policy Date and each Monthly Anniversary thereafter, we make a deduction from the Account Value. The amount deducted on the Issue Date is for the Policy Date and any Monthly Anniversaries that have elapsed since the Policy Date. For this purpose, the Policy Date is treated as a Monthly Anniversary.

     We will deduct charges on each Monthly Anniversary for:

     .    The administration of your Policy.

     .    The cost of insurance for your Policy.

     .    The cost associated with mortality and expense risks.

     Administrative Charge. This charge compensates us for administrative expenses associated with the Policy. These expenses relate to premium billing and collection, record keeping, processing claims, loans, Policy changes, reporting and overhead costs, processing applications and establishing Policy records. This charge will be no more than $10 per month for all Policy years. We may reduce this charge. The current charge is $7.00 per month. There may be an additional monthly administrative charge during the first Policy year and the 12 months after an increase in Face Amount per Insured. This charge will not exceed $25 a month per Insured.

     Cost of Insurance Charge. This charge compensates us for providing insurance coverage. The charge depends on a number of factors, such as Attained Age, sex and rate class of the Insured, and therefore will vary from Policy to Policy and from month to month. For any Policy the cost of insurance on a Monthly Anniversary is calculated by multiplying the cost of insurance rate for the Insured by the Net Amount at Risk under the Policy on that Monthly Anniversary.

NET AMOUNT AT RISK

     The Net Amount at Risk is calculated as (a) minus (b) where:

          a. is the current Death Benefit at the beginning of the Policy month divided by 1.0032737; and

          b.   is the current total Account Value.

          However, if the Death Benefit is a percentage of the Account Value of the Policy, then the Net Amount at Risk is the Death Benefit minus the amount in the Account Value of the Policy at that time.

          Rate Classes for Insureds. We currently rate Insureds in one of following basic rate classifications based on our underwriting:

     .    nonsmoker;

     .    smoker;

     .    substandard for those involving a higher mortality risk

     .    Unismoke/Unisex

     At our discretion we may offer this Policy on a guaranteed issue basis.

     We place the Insured in a rate class when we issue the Policy based on our underwriting determination. This original rate class applies to the initial Face Amount. When an increase in Face Amount is requested, we conduct underwriting before approving the increase (except as noted below) to determine whether a different rate class will apply to the increase. If the rate class for the increase has a lower guaranteed cost of insurance rates than the original rate class, the rate class for the increase also will be applied to the initial Face Amount. If the rate class for the increase has a higher guaranteed cost of insurance rates than the original rate class, the rate class for the increase will apply only to the increase in Face Amount, and the original rate class will continue to apply to the initial Face Amount.

     If there have been increases in the Face Amount, we may use different cost of insurance rates for the increased portions of the Face Amount. For purposes of calculating the cost of insurance charge after the Face Amount has been increased, the Account Value will be applied to the initial Face Amount first and then to any subsequent increases in Face Amount. If at the time an increase is requested, the Account Value exceeds the initial Face Amount (or any subsequently increased Face Amount) divided by 1.0032737, the excess will then be applied to the subsequent increase in Face Amount in the sequence of the increases.

     In order to maintain the Policy in compliance with Section 7702 of the Code, under certain circumstances an increase in Account Value will cause an automatic increase in the Life Insurance Proceeds. The Attained Age and rate class for such increase will be the same as that used for the most recent increase in Face Amount (that has not been eliminated through a subsequent decrease in Face Amount).

     The guaranteed cost of insurance charges at any given time for a substandard Policy with flat extra charges will be based on the guaranteed maximum cost of insurance rate for the Policy (including table rating multiples, if applicable), the current Net Amount at Risk at the time the deduction is made, plus the actual dollar amount of the flat extra charge.

     Our current cost of insurance rates may be less than the guaranteed rates. Our current cost of insurance rates will be determined based on our expectations as to future mortality and persistency experience. These rates may change from time to time. In our discretion, the current charge may be increased in any amount up to the maximum guaranteed charge shown in the table.

     Cost of insurance rates (whether guaranteed or current) for an Insured in a nonsmoker rate class are generally lower than rates for an Insured of the same age and sex in a smoker rate class. Cost of insurance rates (whether guaranteed or current) for an Insured in a nonsmoker or smoker rate class are generally lower than rates for an Insured of the same age and sex and smoking status in a substandard rate class.

LEGAL CONSIDERATIONS RELATING TO SEX-DISTINCT PREMIUMS AND BENEFITS

     Mortality tables for the Policy generally distinguish between males and females. Thus, premiums and benefits under the Policy covering males and females of the same age will generally differ.

     We do, however, also offer the Policy based on unisex mortality tables if required by state law. Employers and employee organizations considering purchase of a Policy should consult their legal advisers to determine whether purchase of a Policy based on sex-distinct actuarial tables is consistent with Title VII of the Civil Rights Act of 1964 or other applicable law. Upon request, we may offer the Policy with unisex mortality tables to such prospective purchasers.

DEDUCTION FROM VARIABLE ACCOUNT ASSETS

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     Mortality and Expense Risk Charge. We deduct a daily charge from your
Account Value in the subaccounts for assuming certain mortality and expense risks under the Policy. This charge does not apply to the amounts you allocate to the Guaranteed Account. The current charge is at an annual rate of 0.65% of net assets for Policy years one through four, 0.20% for years five through twenty, and 0.15% thereafter. The guaranteed charge is at an annual rate of 1.00% of Variable Account assets. Although, we may increase or decrease the charge at our sole discretion, it is guaranteed not to exceed an annual rate of 1.00% of your Account Value in the subaccounts for the duration of your Policy.

     The mortality risk we assume is that the Insured under a Policy may die sooner than anticipated, and therefore we will pay an aggregate amount of Life Insurance Proceeds greater than anticipated. The expense risk we assume is that expenses incurred in issuing and administering all policies and the Variable Account will exceed the amounts realized from the administrative charges assessed against all policies.

DEDUCTIONS UPON POLICY TRANSACTIONS

     Transfer Charge. We may impose a $25 transfer charge on any transfer of Account Value among the subaccounts and the Guaranteed Account in excess of the 12 free transfers permitted each Policy year. If the charge is imposed, we will deduct it from the amount requested to be transferred before allocation to the new subaccount(s) and shown in the confirmation of the transaction.

     Surrender Charge. If the Policy is surrendered or there is a decrease in Face Amount during the first 14 Policy years, we may deduct a surrender charge based on the initial Face Amount. If a Policy is surrendered or there is a decrease in Face Amount within 14 years after an increase in Face Amount, we will deduct a surrender charge based on the increase in Face Amount. The surrender charge will be deducted before any surrender proceeds are paid.

     Surrender Charge Calculation. In general, the surrender charge is based on the premiums you pay. The Surrender Charge will be no greater than the product of (1) times (2) times (3) where:

     1.   is equal to the Face Amount divided by $1,000;

     2. is equal to a surrender charge factor per $1,000 based on the Insured's age, sex and underwriting class; and

     3. is a factor based on the Policy year when the surrender occurs as described in the following table:

                    POLICY  YEAR            FACTOR
                    ------------            ------
                         1                   100%
                         2                   100%
                         3                   100%

                    POLICY  YEAR            FACTOR
                    ------------            ------
                         4                   100%
                         5                   100%
                         6                    90%
                         7                    80%
                         8                    70%
                         9                    60%
                        10                    50%
                        11                    40%
                        12                    30%
                        13                    20%
                        14                    10%
                        15+                    0%

     A table of the maximum initial surrender charge factors per $1,000 of Face Amount is shown in Appendix A. We reserve the right to charge less than the maximum amount, no amount at all, or even a negative amount which would have the effect of increasing the Policy's Cash Surrender Value.

     Surrender Charge Based On An Increase Or Decrease In Face Amount. An increase in Face Amount of the Policy may result in an additional surrender charge during the 14 Policy years immediately following the increase. The additional surrender charge period will begin on the effective date of the increase. If the Face Amount of the Policy is reduced before the end of the 14th Policy year or within 14 years immediately following a Face Amount increase, we may also deduct a pro rata share of any applicable surrender charge from your Account Value. Reductions will first be applied against the most recent increase in the Face Amount of the Policy. They will then be applied to prior increases in Face Amount of the Policy in the reverse order in which such increases took place, and then to the initial Face Amount of the Policy.

     Partial Surrender Charge. We may deduct a partial surrender charge:

     .    upon a partial surrender; and

     .    if you decrease your Policy's Face Amount.

     We deduct the partial surrender charge from the subaccounts or the Guaranteed Account in the same proportion as we deduct the amounts for your partial surrender.

     Partial Surrender Charge Due to Decrease in Face Amount. We deduct an amount equal to the applicable surrender charge multiplied by a fraction (equal to the decrease in Face Amount divided by the Face Amount of the Policy prior to the decrease).

     Partial Surrender Administrative Charge. We reserve the right to deduct an administrative charge upon a partial surrender of up to $25 or 2% of amount surrendered, whichever is less. The current charge is $0.

     Discount Purchase Programs. The amount of the surrender charge and other charges under the Policy may be reduced or eliminated when sales of the Policy are made to individuals or to groups of individuals in a manner that in our opinion results in expense savings. For purchases made by our officers, directors and employees, those of an affiliate, or any individual, firm, or a company that has executed the necessary agreements to sell the Policy, and members of the immediate families of such officers, directors, and employees, we may reduce or eliminate the surrender charge. Any variation in charges under the Policy, including the surrender charge, administrative charge or mortality and expense risk charge, will reflect differences in costs or services and will not be unfairly discriminatory.

                             OTHER POLICY PROVISIONS

RIGHT TO EXCHANGE

     You may exchange this Policy to a flexible premium fixed benefit life insurance Policy on the life of the Insured without evidence of insurability. This exchange may be made:

     .    within 24 months after the Issue Date while the Policy is in force; or

     .    within 24 months of any increase in Face Amount of the Policy; or

     . within 60 days of the effective date of a material change in the investment Policy of a subaccount, or within 60 days of the notification of such change, if later. In the event of such a change, we will notify you and give you information on the options available.

     When an exchange is requested, we accomplish the exchange by transferring all of the Account Value to the Guaranteed Account. There is no charge for this transfer. Once this option is exercised, the entire Account Value must remain in the Guaranteed Account for the remaining life of the new Policy. The Face Amount in effect at the time of the exchange will remain unchanged. The effective date, Issue Date and issue age of the Insured will remain unchanged. The owner and Beneficiary are the same as were recorded immediately before the exchange.

MORE ABOUT POLICY CHARGES

     Purpose of our charges. The charges under the Policy are designed to cover, in total, our direct and indirect costs of selling, administering and providing benefits under the Policy. They are also designed, in total, to compensate us for the risks we assume and services that we provide under the Policy. These include:

     . mortality risks (such as the risk that insured persons will, on average, die before we expect, thereby increasing the amount of claims we must pay);

     . sales risks (such as the risk that the number of Policies we sell and the premiums we receive net of withdrawals, are less than we expect, thereby depriving us of expected economies of scale);

     . regulatory risks (such as the risk that tax or other regulations may be changed in ways adverse to issuers of variable life insurance policies); and

     . expense risks (such as the risk that the costs of administrative services that the Policy requires us to provide will exceed what we currently project).

     The current monthly insurance charge has been designed primarily to provide funds out of which we can make payments of death benefits under the Policy as the insured person dies.

     If the charges that we collect from the Policy exceed our total costs in connection with the Policy, we will earn a profit. Otherwise we will incur a loss.

     Although the paragraphs above describe the primary purposes for which charges under the Policies have been designed, these purposes are subject to considerable change over the life of a Policy. We can retain or use the revenues from any charge for any purpose.

ACCOUNT VALUE

     Your Account Value. From each premium payment you make, we deduct the charges that we describe on page 41 under "Deductions from Premium." We invest the rest in one or more of the available investment options listed on the first page of this prospectus. We call the amount that is at any time invested under your Policy (including any loan collateral we are holding for your Policy loans) your "Account Value."

     Your investment options. We invest the Account Value that you have allocated to any variable investment option in shares of a corresponding Mutual Fund. Over time, your Account Value in any such investment option will increase or decrease by the same amount as if you had invested in the related Fund's shares directly (and reinvested all dividends and distributions from the Fund in additional Fund shares); except that your Account Value will also be reduced by certain charges that we deduct. We describe these charges beginning on page 40 under "Charges Under the Policy."

     You can review other important information about the Mutual Funds that you can choose in the separate prospectuses for those Funds. You can request additional free copies of these prospectuses from your AI Life representative, from our Home Office or from the Administrative Center (both locations and the telephone numbers are shown on the first page of this prospectus).

     The Guaranteed Account. The Guaranteed Account is an account within the general account of the company. Our general account assets are used to support our insurance and annuity obligations other than those funded by separate accounts. Subject to applicable law, we have sole discretion over the investment of the assets of the general account.

     We have not registered interests in the Guaranteed Account under the Securities Act of 1933 or as an investment company under the Investment Company Act of 1940.

     The staff of the SEC has not reviewed our disclosure on the Guaranteed Account. Our disclosure regarding the Guaranteed Account must comply with generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in a prospectus.

                         POLICY LAPSE AND REINSTATEMENT

REINSTATEMENT

     If the Policy has ended without value, you may reinstate Policy benefits while the Insured is alive if you:

     . Request reinstatement of Policy benefits within three years (unless otherwise specified by state law) from the end of the Grace Period;

     .    Provide evidence of insurability satisfactory to us;

     . Make a payment of an amount sufficient to cover (i) the total monthly administrative charges from the beginning of the Grace Period to the effective date of reinstatement; (ii) total monthly deductions for three months, calculated from the effective date of reinstatement; and
          (iii) the premium expense charge and any increase in surrender charges associated with this payment. We will determine the amount of this required payment as if no interest or investment performance were credited to or charged against your Account Value; and

     . Repay or reinstate any loan which existed on the date the Policy ended.

     The effective date of the reinstatement of Policy benefits will be the next Monthly Anniversary which coincides with or next follows the date we approve your request. From the required payment we will deduct the premium expenses. The Account Value, loan and surrender charges that will apply upon reinstatement will be those that were in effect on the date the Policy lapsed.

     We will start to make monthly deductions again as of the effective date of reinstatement. The monthly expense charge from the beginning of the Grace Period to the effective date of reinstatement will be deducted from the Account Value as of the effective date of reinstatement. No other charges will accrue for this period.

                        FEDERAL INCOME TAX CONSIDERATIONS

     The following summarizes the current federal income tax law that applies to life insurance in general. This summary does not cover all situations. This summary is based upon our understanding of the current federal income tax laws and current interpretations by the Internal Revenue Service. We cannot predict whether the Code will change. You should speak to a competent tax adviser to discuss how the purchase of a Policy and the transactions you make under the Policy will impact your federal tax liability.

TAX STATUS OF THE POLICY

     A Policy has certain tax advantages when it is treated as a "life insurance contract" under the Code. We believe that the Policy meets the definition of a life insurance contract under Section 7702 of the Code at issue. You bear the risk that the Policy may not meet the definition of a life insurance contract. You should consult your own tax adviser to discuss these risks.

AI LIFE

     We are taxed as a life insurance company under the Code. For federal tax purposes, the Variable Account and its operations are considered to be part of our operations and are not taxed separately.

DIVERSIFICATION AND INVESTOR CONTROL

     The Code requires that we diversify the investments underlying variable insurance contracts. If the investments are not properly diversified and any remedial period has passed, Section 817(h) of the Code provides in general the contract is immediately disqualified from treatment as a life insurance contract for federal income tax purposes. Disqualification of the Policy as a life insurance contract would result in taxable income to you at the time that we allocate any earnings to your Policy. You would have taxable income even though you have not received any payments under the Policy.

     To the extent that any segregated asset account with respect to a variable life insurance contract invests exclusively in securities issued by the U.S. Treasury, the diversification standard is satisfied. A segregated asset account underlying life insurance contracts such as the Policy will also meet the diversification requirements if, as of the close of each quarter:

     . the regulated investment companies (i.e., funds or portfolios) in which the segregated asset account invests satisfy the diversification requirements of Code Section 851(b)(4)(B) relating to regulated investment companies; and

     . not more than 55 percent of the value of the assets of the portfolio are attributable to cash and cash items (including receivables), government securities and securities of other regulated investment companies.

The diversification requirements may also be met for the segregated asset account if:

     . no more than 55% of the value of the total assets of the portfolio is represented by any one investment; and,

     . no more than 70% of the value of the total assets of the portfolio is represented by any two investments; and,

     . no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and,

     . no more than 90% of the value of the total assets of the portfolio is represented by any four investments.

     There are several ways for investments to meet the diversification requirements. Generally, each United States government agency or instrumentality is treated as a separate issuer under these rules.

     All securities of the same issuer are generally treated as a single investment.

     We intend that each portfolio in which the subaccounts invest will be managed by its investment adviser in compliance with these diversification requirements.

     A variable life insurance Policy could fail to be treated as a life insurance contract for tax purposes if the owner of the Policy has such control over the investments underlying the Policy (e.g., by being able to transfer values among many portfolios with only limited restrictions) so as to be considered the owner of the underlying investments. There is some uncertainty on this point because no guidelines have been issued by the Treasury Department. If and when guidelines are issued, we may be required to impose limitations on your rights to control investment designations under the Policy. We do not know whether any such guidelines will be issued or whether any such guidelines would have retroactive effect. We, therefore, reserve the right to make changes that we deem necessary to insure that the Policy qualifies as a life insurance contract.

TAX TREATMENT OF THE POLICY

     Section 7702 of the Code sets forth a detailed definition of a life insurance contract for federal tax purposes. The Treasury Department has not issued final regulations so that the extent of the official guidance as to how
Section 7702 is to be applied is quite limited. If a Policy were determined not to be a life insurance contract for purposes of Section 7702, that Policy would not qualify for the favorable tax treatment normally provided to a life insurance contract.

     With respect to a Policy issued on the basis of a standard rate class, we believe that such a Policy should meet the Section 7702 definition of a life insurance contract.

     With respect to a Policy that is issued on a substandard basis (i.e., a premium class involving higher than standard mortality risk), there is less certainty, in particular as to how the mortality and other expense requirements of Section 7702 are to be applied in determining whether such a Policy meets the definition of a life insurance contract set forth in Section 7702. Thus, it is not clear that such a Policy would satisfy Section 7702, particularly if you pay the full amount of premiums permitted under the Policy.

     If subsequent guidance issued under Section 7702 leads us to conclude that a Policy does not (or may not) satisfy Section 7702, we will take appropriate and necessary steps for the purpose of bringing the Policy into compliance, but we can give no assurance that it will be possible to achieve that result. We expressly reserve the right to restrict Policy transactions if we determine such action to be necessary to qualify the Policy as a life insurance contract under
Section 7702.

TAX TREATMENT OF POLICY BENEFITS IN GENERAL

     This discussion assumes that each Policy will qualify as a life insurance contract for federal income tax purposes under Section 7702. The Life Insurance Proceeds under the Policy should be excluded from the taxable gross income of the Beneficiary. In addition, the increases in a Policy's Account Value should not be taxed until there has been a distribution from the Policy such as a surrender, partial surrender or lapse with loan.

PRE-DEATH DISTRIBUTION

     The tax treatment of any distribution you receive before the Insured's death depends on whether the Policy is classified as a modified endowment contract.

POLICIES NOT CLASSIFIED AS MODIFIED ENDOWMENT CONTRACTS

     . If you surrender the Policy or allow it to lapse, you will not be taxed except to the extent the amount you receive is in excess of the premiums you paid less the untaxed portion of any prior withdrawals. For this purpose, you will be treated as receiving any portion of the Net Cash Surrender Value used to repay Policy debt. The tax consequences of a surrender may differ if you take the proceeds under an income payment settlement option.

     . Generally, you will be taxed on a withdrawal to the extent the amount you receive exceeds the premiums you paid for the Policy less the untaxed portion of any prior withdrawals. However, under some limited circumstances, in the first 15 Policy years, all or a portion of a withdrawal may be taxed if the cash value exceeds the total premiums paid less the untaxed portions of any prior withdrawals, even if total withdrawals do not exceed total premiums paid.

     . Loans you take against the Policy are ordinarily treated as debt and are not considered distributions subject to tax.

MODIFIED ENDOWMENT CONTRACTS

     . The rules change if the Policy is classified as a modified endowment contract ("MEC"). The Policy could be classified as a MEC if premiums substantially in excess of scheduled premiums are paid or a decrease in the face amount of insurance is made. An increase in the face amount of insurance may also cause the Policy to be classified as a MEC. The rules on whether a Policy will be treated as a MEC are very complex and cannot be fully described in this summary. You should consult a qualified tax adviser to determine whether a Policy transaction will cause the Policy to be classified as a MEC. We will monitor your Policy and will take steps reasonably necessary to notify you on a timely basis if your Policy is in jeopardy of becoming a MEC.

     . If the Policy is classified as a MEC, then amounts you receive under the Policy before the Insured's death, including loans and withdrawals, are included in income to the extent that the cash value before surrender charges exceeds the premiums paid for the Policy, increased by the amount of any loans previously included in income, and reduced by any untaxed amounts previously received other than the amount of any loans excludable from income. An assignment of a MEC is taxable in the same way. These rules also apply to pre-death distributions, including loans, made during the two-year period before the time that the Policy became a MEC.

     . Any taxable income on pre-death distributions (including full surrenders) is subject to a penalty of 10% unless the amount is received on or after age 59 1/2, on account of your becoming disabled or as a life annuity. It is presently unclear how the penalty tax provisions apply to the Policies owned by businesses.

     . All MECs issued by us to you during the same calendar year are treated as a single Policy for purposes of applying these rules.

INTEREST ON LOANS

     Except in special circumstances, interest paid on a loan under a Policy which is owned by an individual is treated as personal interest under the Code and thus will not be tax deductible. In addition, the deduction of interest that is incurred on any loan under a Policy owned by a taxpayer and covering the life of any individual who is an officer or employee of or who is financially interested in the business carried on by that taxpayer may also be subject to certain restrictions set forth in Section 264 of the Code. Before taking a loan, you should consult a tax adviser as to the tax consequences of such a loan. (Also Section 264 of the Code may preclude business owners from deducting premium payments.)

POLICY EXCHANGES AND MODIFICATIONS

     Depending on the circumstances, the exchange of a Policy, a change in the death benefit option, a loan, a partial surrender, a surrender, a change in ownership, or an assignment of the Policy may have federal income tax consequences. In addition, the federal, state and local transfer, and other tax consequences of ownership or receipt of Policy proceeds will depend on the circumstances of each owner or Beneficiary.

WITHHOLDING

     We are required to withhold federal income taxes on the taxable portion of any amounts received under the Policy unless you elect to not have any withholding or in certain other circumstances. You are not permitted to elect out of withholding if you do not provide a social security number or other taxpayer identification number. Special withholding rules apply to payments made to non-resident aliens.

     You are liable for payment of federal income taxes on the taxable portion of any amounts received under the Policy. You may be subject to penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

CONTRACTS ISSUED IN CONNECTION WITH TAX QUALIFIED PENSION PLANS

     Prior to purchase of a Policy in connection with a qualified plan, you should examine the applicable tax rules relating to such plans and life insurance thereunder in consultation with a qualified tax adviser.

POSSIBLE CHARGE FOR AI LIFE'S TAXES

     At the present time, we do not deduct any charges for any federal, state, or local income taxes. However, we do currently deduct charges for state and federal premium based taxes and the federal DAC tax. We reserve the right in the future to deduct a charge for any such tax or other economic burden resulting from the application of the tax laws that we determine to be properly attributable to the Variable Account or to the Policy.

                                LEGAL PROCEEDINGS

     AI Life is a party to various lawsuits and proceedings arising in the ordinary course of business. Many of these lawsuits and proceedings arise in jurisdictions that permit damage awards disproportionate to the actual damages incurred. Based upon information presently available, AI Life believes that the total amounts that will ultimately be paid, if any, arising from these lawsuits and proceedings will not have a material adverse effect on AI Life's results of operations and financial position.

     The principal underwriter and distributor of the Policies, AIG Equity Sales Corp. ("AIGESC"), offers general securities. As a consequence, AIGESC is engaged in certain legal matters related to its previous line of business. AIGESC believes that none of these legal matters are of any materiality. More information about AIGESC can be found in the SAI.

                              FINANCIAL STATEMENTS

     The Financial Statements of AI Life and the Separate Account can be found in the SAI. Please see the back cover of this Prospectus for information on how to obtain a copy of the SAI.

                       INDEX OF SPECIAL WORDS AND PHRASES

We have capitalized some special terms we use in this document. We have defined these terms here.

Account Value. The total amount in the Variable Account and Guaranteed Account attributable to your Policy.

Administrative Office. One Alico Plaza, P.O. Box 667, Wilmington, Delaware 19899-0667.

Attained Age. The Insured's age as of the Policy Date plus the number of completed Policy years since the Policy Date.

Beneficiary. The person(s) who is entitled to the Life Insurance Proceeds under the Policy.

Cash Surrender Value. Account Value less any applicable surrender charge that would be deducted upon surrender.

Code. The Internal Revenue Code of 1986, as amended.

Death Benefit. The amount of life insurance coverage, which is based upon the death benefit option you select.

Face Amount. The amount of insurance specified by the owner and the base for calculating the Death Benefit.

Grace Period. The period of time beginning on a Monthly Anniversary during which the Policy will continue in force even though your Net Cash Surrender Value is less than the total monthly deduction then due.

Guaranteed Account. An account within the general account which consists of all of our assets other than the assets of the Variable Account and any of our other separate investment accounts.

Insured. A person whose life is covered under the Policy. At the time of application, the Insured must be 70 years of age or younger, unless we agree otherwise.

Issue Date. The date the Policy is actually issued. It may be later than the Policy Date.

Life Insurance Proceeds. The amount payable to a Beneficiary if the Insured dies while coverage under the Policy is in force.

Loan Account. The portion of the Account Value held in the Guaranteed Account as collateral for loans.

Monthly Anniversary. The same day as the Policy Date for each succeeding month. If the day of the Monthly Anniversary is the 29th, 30th, or 31st and a month has no such day, the Monthly Anniversary is deemed to be the last day of that month.

Net Cash Surrender Value. The Net Cash Surrender Value less any Outstanding
Loan.

Net Premium. Any premium paid less any expense charges deducted from the premium payment.

Outstanding Loan. The total amount of Policy loans, including both principal and accrued interest.

Owner. The person who purchased the Policy as shown in the application, unless later changed.

Policy Date. The date as of which we have received the initial premium and an application in good order. If a Policy is issued, life insurance coverage is effective as of the Policy Date.

Valuation Date. Each day the New York Stock Exchange is open for trading.

Valuation Period. A period commencing with the close of trading on the New York Stock Exchange (currently 4 p.m., Eastern Time) on any Valuation Date and ending as of the close of the New York Stock Exchange on the next succeeding Valuation Date.

Variable Account. Variable Account B, a separate investment account of ours.

                                   APPENDIX A
                        MAXIMUM INITIAL SURRENDER CHARGE
                   PER $1,000 OF INITIAL SPECIFIED FACE AMOUNT

          ISSUE AGE                        SEX                      SMOKER STATUS          SURRENDER CHARGE
          ---------                      -------                    -------------          ----------------
             25                           Male                        Nonsmoker            $          16.00
             35                           Male                        Nonsmoker                       19.00
             45                           Male                        Nonsmoker                       26.00
             55                           Male                        Nonsmoker                       38.00
             65                           Male                        Nonsmoker                       46.00
             75                           Male                        Nonsmoker                       46.00
             25                           Male                         Smoker                         18.00
             35                           Male                         Smoker                         23.00
             45                           Male                         Smoker                         32.00
             55                           Male                         Smoker                         48.00
             65                           Male                         Smoker                         48.00
             75                           Male                         Smoker                         48.00
             25                          Female                       Nonsmoker                       15.00
             35                          Female                       Nonsmoker                       18.00
             45                          Female                       Nonsmoker                       23.00
             55                          Female                       Nonsmoker                       33.00
             65                          Female                       Nonsmoker                       45.00
             75                          Female                       Nonsmoker                       45.00
             25                          Female                        Smoker                         16.00
             35                          Female                        Smoker                         20.00
             45                          Female                        Smoker                         26.00
             55                          Female                        Smoker                         37.00
             65                          Female                        Smoker                         46.00
             75                                                        Smoker                         46.00
             25                          Unisex                       Unismoke                        16.00
             35                          Unisex                       Unismoke                        20.00
             45                          Unisex                       Unismoke                        27.00
             55                          Unisex                       Unismoke                        40.00
             65                          Unisex                       Unismoke                        46.00
             75                          Unisex                       Unismoke                        46.00

[LOGO OF AIG/AMERICAN GENERAL]

For additional information about the Executive Advantage Policies and the Separate Account, you may request a copy of the Statement of Additional Information (the "SAI"), dated ____________, 2003. We have filed the SAI with the SEC and have incorporated it by reference into this Prospectus. You may obtain a free copy of the SAI if you write us at our Home Office, which is located at 80 Pine Street, New York, New York 10005 or call us at 1-212-770-2656. You may also obtain the SAI from an insurance representative through which the Policies may be purchased. Additional information about the Executive Advantage Policies, including, personalized illustrations of death benefits, Net Cash Surrender Values, and cash values is available, without charge, upon request to the same address or phone number printed above.

Information about the Separate Account, including the SAI, can also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Inquiries on the operations of the public reference room may be made by calling the SEC at 1-202-942-8090. Reports and other information about the Separate Account are available on the SEC's Internet site at http://www.sec.gov and copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 450 Fifth Street, N.W., Washington, D.C. 20549-0102.

Product issued by:
American International Life Assurance Company of New York
Member of American International Group, Inc.
80 Pine Street, New York, New York 10005

Executive Advantage Group Flexible Premium Variable Life Insurance
Policy Form Number    21GVULU997NY (unisex)
                      21GVULD997NY (sex distinct)

Available only in the state of New York

Distributed by AIG Equity Services Corp.
Member NASD
Member of American International Group, Inc.

The underwriting risks, financial obligations and support functions associated with the products issued by American International Life Assurance Company of New York are solely its responsibility. American International Life Assurance Company of New York is responsible for its own financial condition and contractual obligations.

(C)2002 American International Group, Inc.
All rights reserved                                      ICA File No. 811-4865-1

                  AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
                                   OF NEW YORK

                               VARIABLE ACCOUNT B

                               EXECUTIVE ADVANTAGE

             GROUP FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES

                                    ISSUED BY

                  AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
                                   OF NEW YORK

                      AFFLUENT AND CORPORATE MARKETS GROUP

                    P.O. BOX 667, Wilmington, Delaware 19899

                                 1-302-594-2352

                       STATEMENT OF ADDITIONAL INFORMATION

                           Dated _______________, 2003

This Statement of Additional Information ("SAI") is not a prospectus. You should read it with the Prospectus for American International Life Assurance Company of New York Variable Account B (the "Separate Account") dated _____________, concerning the Executive Advantage group flexible premium variable life insurance Policies (the "Policy" or "Policies"). You can obtain a copy of the Prospectus for the Policies, and any Prospectus supplements, by contacting American International Life Assurance Company of New York ("AI Life") at the address or telephone numbers given above. Terms used in this SAI have the same meanings as are defined in the Prospectus under the heading "Index of Special Words and Phrases."

                                TABLE OF CONTENTS

GENERAL INFORMATION.....................................3
   AI Life..............................................3
   Separate Account.....................................3
SERVICES................................................3
DISTRIBUTION OF POLICIES................................3
   Other Policies Issued by the Company.................4
PERFORMANCE INFORMATION.................................4
ADDITIONAL INFORMATION ABOUT THE POLICIES...............6
     Gender neutral policies............................6
     Cost of insurance rates............................6
     Certain arrangements...............................6
   Guaranteed Investment Option.........................6
   Adjustments to Death Benefit.........................7
     Suicide............................................7
     Wrong age or gender................................7
     Death during grace period..........................7
EXPERTS.................................................8
   Accounting and Auditing Experts......................8
   Actuarial Expert.....................................8
MATERIAL CONFLICTS......................................8
FINANCIAL STATEMENTS....................................9

                               GENERAL INFORMATION

AI LIFE

     American International Life Assurance Company of New York is a stock life insurance company initially organized under the laws of New York. We were incorporated in 1962. We provide a full range of individual and group life, disability, accidental death and dismemberment policies and annuities. We are an indirect wholly owned subsidiary of American International Group, Inc. ("AIG"), which is a holding company for a number of companies engaged in the international insurance business, both life and general, in approximately 130 countries and jurisdictions around the world.

SEPARATE ACCOUNT

     The assets in the Separate Account would be available only to satisfy the claims of owners of the Policies, to the extent they have allocated their accumulation value to the Separate Account. Our other creditors could reach only those Separate Account assets (if any) that are in excess of the amount of our reserves and other contract liabilities under the Policies with respect to the Separate Account.

                                    SERVICES

     AI Life and AIG are parties to a service and expense agreement. Under the service and expense agreement, AIG provides services to AI Life and certain other life insurance companies under the AIG holding company system at cost. Those services include data processing systems, customer services, product development, actuarial, auditing, accounting and legal services. During 2002, 2001, and 2000, $3,557,044, $4,704,442 and $4,633,059, respectively, was paid by
AI Life to AIG for these services.

                            DISTRIBUTION OF POLICIES

     The policy is sold by licensed insurance agents, where the policy may be lawfully sold, who are registered representatives of broker-dealers which are registered under the Securities Exchange Act of 1934 and are members of the National Association of Securities Dealers, Inc.

     The policy will be distributed through the principal underwriter for the Variable Account, AIG Equity Sales Corp. ("AIGESC") 70 Pine Street, New York, New York, an affiliate of ours. AIGESC may also enter into selling agreements with other broker-dealers that will offer the policy.

     Commissions may be paid to registered representatives based on premiums paid for Policies sold. Other expense reimbursements, allowances, and overrides may also be paid. Registered representatives who meet certain productivity and profitability standards may be eligible for additional compensation. Additional payments may be made for administrative or other services not directly related to the sale of the Policies.

     Other Policies Issued by the Company. The Company may offer other policies similar to those offered herein.

PERFORMANCE INFORMATION

     From time to time we may advertise the "total return" and the "average annual total return" of the subaccounts and the portfolios. Both total return and average total return figures are based on historical earnings and are not intended to indicate future performance.

     "Total Return" for a portfolio refers to the total of the income generated by the portfolio net of total portfolio operating expenses plus capital gains and losses, realized or unrealized. "Total Return" for the subaccounts refers to the total of the income generated by the portfolio net of total portfolio operating expenses plus capital gains and losses, realized or unrealized, and the mortality and expense risk charge. "Average Annual Total Return" reflects the hypothetical annually compounded return that would have produced the same cumulative return if a portfolio's or subaccount's performance had been constant over the entire period. Because average annual total returns tend to smooth out variations in the return of the portfolio, they are not the same as actual year-by-year results.

     The performance information set forth below reflects the total of the income generated by the portfolio net of the total portfolio operating expenses, (i.e., management fees and other portfolio expenses), plus capital gains and losses, realized or unrealized and assumes reinvestment of dividends and distributions. The performance results do not reflect: monthly deductions; cost of insurance; surrender charges; sales loads; mortality and expense risk charges; DAC taxes; and any state or local premium taxes. If these charges were included, the total return figures would be lower.

     Performance information may be compared, in reports and promotional literature, to: (i) the Standard & Poor's 500 Stock Index ("S&P 500"), Dow Jones Industrial Average ("DJIA"), Lehman Brothers Aggregate Bond Index or other unmanaged indices so that investors may compare the subaccount results with those of a group of unmanaged securities widely regarded by investors as representative of the securities markets in general; (ii) other groups of variable life separate accounts or other investment products tracked by Lipper Analytical Services, a widely used independent research firm which ranks mutual funds and other investment products by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons, such as Morningstar, Inc., who rank such investment products on overall performance or other criteria; or (iii) the Consumer Price Index (a measure for inflation) to assess the real rate of return from an investment in the subaccount. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

     We may provide in advertising, sales literature, periodic publications or other materials information on various topics of interest to owners and prospective owners. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer and account rebalancing), the advantages and disadvantages of investing in tax_deferred and taxable investments, customer profiles and hypothetical purchase and investment scenarios, financial management and tax and retirement planning, and investment alternatives to certificates of deposit and other financial instruments, such as comparisons between the policy and the characteristics of and market for such financial instruments.

Total return data may be advertised based on the period of time that the portfolios have been in existence. The results for any period prior to the policy being offered will be calculated as if the policy had been offered during that period of time, with all charges assumed to be those applicable to the policy. Performance information for any subaccount in any advertising will reflect only the performance of a hypothetical investment in the subaccount during the particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the portfolio in which the subaccount invests and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future. Actual returns may be more or less than those shown in any advertising and will depend on a number of factors, including the investment allocations by an owner and the different investment rates of return for the portfolios.


[TO BE UPDATED IN 485B]             APPENDIX B
                          AVERAGE ANNUAL TOTAL RETURNS
                                (AS OF 12/31/02)

                                                                                      1          3           5        LIFE OF
FUND NAME                                                              INCEPTION     YEAR       YEAR        YEAR        FUND
--------------------------------------------------------------------------------------------------------------------------------
ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.
    Growth Portfolio (Class A)
    Growth and Income Portfolio (Class A)
    Americas Government Income Portfolio (Class A)
    Premier Growth Portfolio (Class A)
    Quasar Portfolio (Class A)
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
    VP Income & Growth Portfolio
    VP International Portfolio
CREDIT SUISSE TRUST
    Emerging Growth Portfolio
    Emerging Markets Portfolio
    Global Post-Venture Capital Portfolio
    International Focus Portfolio
    Small Cap Growth Portfolio
    Large Cap Value Portfolio
FIDELITY VARIABLE INSURANCE PRODUCTS FUND
    VIP Balanced Portfolio (Initial Class)
    VIP Contrafund Portfolio (Initial Class)
    VIP Index 500 Portfolio (Initial Class)
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
    Templeton Developing Markets Securities-Class 2
    Templeton Growth Securities-Class 2
    Templeton Foreign Securities-Class 2
GOLDMAN SACHS VARIABLE INSURANCE TRUST
    CORE/SM/ U.S. Equity Fund
    International Equity Fund
UNIVERSAL INSTITUTIONAL FUNDS, INC.
    Emerging Markets Equity Portfolio

[TO BE UPDATED IN 485B]          APPENDIX B
                        AVERAGE ANNUAL TOTAL RETURNS
                              (As of 12/31/02)

                                                                                      1          3           5        LIFE OF
FUND NAME                                                              INCEPTION     YEAR       YEAR        YEAR        FUND
--------------------------------------------------------------------------------------------------------------------------------
    Core Plus Fixed Income Portfolio
    High Yield Portfolio
    Mid Cap Growth Portfolio
    Mid Cap Value Portfolio
    Money Market Portfolio Current 7-day Yield: 2.11%
    Technology Portfolio
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
    AMT Partners Portfolio
PIMCO VARIABLE INSURANCE TRUST
    Long-Term U.S. Government Bond Portfolio
    Total Return Bond Portfolio

                    ADDITIONAL INFORMATION ABOUT THE POLICIES

     Gender neutral policies. Congress and the legislatures of various states have from time to time considered legislation that would require insurance rates to be the same for males and females of the same age, premium class and tobacco user status. In addition, employers and employee organizations should consider, in consultation with counsel, the impact of Title VII of the Civil Rights Act of 1964 on the purchase of life insurance policies in connection with an employment-related insurance or benefit plan. In a 1983 decision, the United States Supreme Court held that, under Title VII, optional annuity benefits under a deferred compensation plan could not vary on the basis of gender. In general, we do not offer the Executive Advantage Policy for sale in situations which, under current law, require gender-neutral premiums or benefits.

     Cost of insurance rates. Because of specified amount increases, different cost of insurance rates may apply to different increments of specified amount under your Policy. If so, we attribute your accumulation value proportionately to each increment of specified amount to compute our net amount at risk. See "Monthly insurance charge" on page 8.

     Certain arrangements. Most of the advisers or administrators of the Mutual Funds make certain payments to us, on a quarterly basis, for certain administrative, Policy, and policy owner support expenses. These amounts will be reasonable for the services performed and are not designed to result in a profit. These amounts are paid by the advisers or the administrators, and will not be paid by the Mutual Funds, the options or Policy owners.

GUARANTEED INVESTMENT OPTION

     Under the policy, you may currently allocate your Account Value to the Guaranteed Account. In addition, if you request a loan, we will allocate part of your Account Value to the Loan Account which is part of the Guaranteed Account.

     We may treat each allocation and transfer separately for purposes of crediting interest and making deductions from the Guaranteed Account.

     All of your Account Value held in the Guaranteed Account will earn interest at a rate we determine in our sole discretion. This rate will never be less than 4% per year compounded annually. The Loan Account portion of your Account Value may earn a different interest rate than the remaining portion of your Account Value in the Guaranteed Account.

     We will deduct any transfers, partial surrenders or any policy expenses from the Guaranteed Account and your variable investment options on a pro rata basis, unless you provide other directions. No portion of the Loan Account may be used for this purpose.

     If we must pay any part of the proceeds for a loan, partial surrender or full surrender from the Guaranteed Account, we may defer the payment for up to six months from the date we receive the written request. If we defer payment from the Guaranteed Account for 30 days or more, we will pay interest on the amount we deferred at a rate of 4% per year, compounded annually, until we make payment.

ADJUSTMENTS TO DEATH BENEFIT

     Suicide. If the insured person commits suicide during the first two Policy years, we will limit the proceeds payable to the total of all premiums that have been paid to the time of death minus any outstanding Policy loans (plus credit for any unearned interest) and any partial surrenders.

     A new two year period begins if you increase the specified amount. You can increase the specified amount only if the insured person is living at the time of the increase. In this case, if the insured person commits suicide during the first two years following the increase, we will refund the monthly insurance deductions attributable to the increase. The death benefit will then be based on the specified amount in effect before the increase.

     Some states require that we compute these periods for noncontestability differently following a suicide.

     Wrong age or gender. If the age or gender of the insured person was misstated on your application for a Policy (or for any increase in benefits), we will adjust any death benefit to be what the monthly insurance charge deducted for the current month would have purchased based on the correct information.

     Death during grace period. We will deduct from the insurance proceeds any monthly charges that remain unpaid because the insured person died during a grace period.

                                     EXPERTS

ACCOUNTING AND AUDITING EXPERTS

     The consolidated balance sheets of AI Life as of December 31, 2002 and 2001 and the related consolidated statements of income, statements of comprehensive income, statements of shareholders' equity and statements of cash flows for the years ended December 31, 2002, 2001 and 2000 included in this prospectus have been audited by PricewaterhouseCoopers LLP, independent auditors, as set forth in their report thereon appearing elsewhere in this prospectus, and is included in this prospectus in reliance upon such report of PricewaterhouseCoopers LLP given on the authority of such firm as experts in accounting and auditing. The address of PricewaterhouseCoopers LLP is 1201 Louisiana Street, Suite 2900, Houston, Texas 77002-5678.

ACTUARIAL EXPERT

     Actuarial matters have been examined by Joseph P. McKinnon, Jr. who is an actuary of AI Life. His opinion on actuarial matters is filed as an exhibit to the registration statement we have filed with the SEC in connection with the Policies.

                               MATERIAL CONFLICTS

We are required to track events to identify any material conflicts from using investment portfolios for both variable life and variable annuity separate accounts. The boards of the Funds, AIG, and other insurance companies participating in the Funds have this same duty. There may be a material conflict if:

     .    state insurance law or federal income tax law changes;

     .    investment management of an investment portfolio changes; or

     . voting instructions given by owners of variable life insurance Policies and variable annuity contracts differ.

     The investment portfolios may sell shares to certain qualified pension and retirement plans qualifying under Code Section 401. These include cash or deferred arrangements under Code Section 401(k). Therefore, there is a possibility that a material conflict may arise between the interests of owners in general, or certain classes of owners, and these retirement plans or participants in these retirement plans.

     If there is a material conflict, we have the duty to determine appropriate action, including removing the portfolios involved from our variable investment options. We may take other action to protect Policy owners. This could mean delays or interruptions of the variable operations.

     When state insurance regulatory authorities require us, we may ignore instructions relating to changes in an investment portfolio's adviser or its investment Policies. If we do ignore voting instructions, we give you a summary of our actions in the next semi-annual report to owners.

     Under the 1940 Act, we must get your approval for certain actions involving our separate account. In this case, you have one vote for every $100 of value you have in the variable investment options. We cast votes credited to amounts in the variable options not credited to Policies in the same proportion as votes cast by owners

                              FINANCIAL STATEMENTS
                              [TO BE ADDED BY 485B]

     The financial statements of AI Life contained in this prospectus should be considered to bear only upon the ability of AI Life to meet its obligations under the Policies. They should not be considered as bearing upon the investment experience of Variable Account B.

CONSOLIDATED FINANCIAL STATEMENTS OF THIS                         PAGE TO SEE
VARIABLE ACCOUNT B                                                IN THIS SAI
-----------------------------------------                         -----------
...................................................................



CONSOLIDATED FINANCIAL STATEMENTS OF                              PAGE TO SEE
AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK         IN THIS SAI
---------------------------------------------------------         -----------
...................................................................

                            PART C: OTHER INFORMATION

ITEM 27.  EXHIBITS

(a)  Board of Directors Resolution.

     (1) Certificate of Resolution for American International Life Assurance Company of New York pursuant to the Board of Directors' meeting dated June 5, 1986, authorizing the establishment of separate accounts for the issuance and sale of variable life insurance contracts. (1)

(b)  Custodian Agreements.

     (1)  Custodian Agreement(s). (To be filed by Amendment)

(c)  Underwriting Contracts.

     (1)  Underwriting Contract(s). (To be filed by Amendment)

(d)  Contracts.

     (1) Form of Group Flexible Premium Variable Life Insurance Policy - Non-Participating (Policy Form No. 21GVULD997). (2)

     (2) Form of Group Flexible Premium Variable Life Insurance Certificate (Certificate Form No. 26GVULD997). (2)

(e)  Applications.

     (1)  Form of Group Life Insurance Application, Form No. 24GVAPP997. (2)

     (2) Form of Group Life Insurance Supplemental Application, Form No. 24GVSUP997. (2)

(f)  Depositor's Certificate of Incorporation and By-Laws.

     (1) Bylaws of American International Life Assurance Company of New York, adopted March 25, 1975. (1)

     (2) Charter of American International Life Assurance Company of New York, dated March 5, 1962, filed with the State of New York Insurance Department on March 16, 1962. (1)

     (3) Certificate of Amendment of the Certificate of Incorporation of American International Life Assurance Company of New York, dated February 4, 1972. (1)

     (4) Certificate of Amendment of the Certificate of Incorporation of American International Life Assurance Company of New York, dated January 18, 1985. (1)

     (5) Certificate of Amendment of the Certificate of Incorporation of American International Life Assurance Company of New York, dated June 1, 1987. (1)

     (6) Certificate of Amendment of the Certificate of Incorporation of American International Life Assurance Company of New York, dated March 22, 1989. (1)

     (7) Certificate of Amendment of the Certificate of Incorporation of American International Life Assurance Company of New York, dated June 27, 1991. (1)

(g)  Reinsurance Contracts. Inapplicable

(h)  Participation Agreements.

     (1)(a) Form of Participation Agreement by and between Alliance and American International Life Assurance Company of New York. (To be filed by Amendment)

     (2)(a) Form of Participation Agreement by and between American Century and American International Life Assurance Company of New York. (To be filed by Amendment)

     (3)(a) Form of Participation Agreement by and between Credit Suisse and American International Life Assurance Company of New York. (To be filed by Amendment)

     (4)(a) Form of Participation Agreement by and between Fidelity and American International Life Assurance Company of New York. (To be filed by Amendment)

     (5)(a) Form of Participation Agreement by and between Franklin Templeton and American International Life Assurance Company of New York. (To be filed by Amendment)

     (6)(a) Form of Participation Agreement by and between Goldman Sachs and American International Life Assurance Company of New York. (To be filed by Amendment)

     (7)(a) Form of Participation Agreement by and between Morgan Stanley/UIF and American International Life Assurance Company of New York. (To be filed by Amendment)

     (8)(a) Form of Participation Agreement by and between Neuberger Berman and American International Life Assurance Company of New York. (To be filed by Amendment)

     (9)(a) Form of Participation Agreement by and between PIMCO and American International Life Assurance Company of New York. (To be filed by Amendment)

     (10)(a) Form of Administrative Services Agreement by and between Alliance and American International Life Assurance Company of New York. (To be filed by Amendment)

     (11)(a) Form of Administrative Services Agreement by and between American Century and American International Life Assurance Company of New York. (To be filed by Amendment)

     (12)(a) Form of Administrative Services Agreement by and between Credit Suisse and American International Life Assurance Company of New York. (To be filed by Amendment)

     (13)(a) Form of Administrative Services Agreement by and between Fidelity and American International Life Assurance Company of New York. (To be filed by Amendment)

     (14)(a) Form of Administrative Services Agreement by and between Franklin Templeton and American International Life Assurance Company of New York. (To be filed by Amendment)

     (15)(a) Form of Administrative Services Agreement by and between Goldman Sachs and American International Life Assurance Company of New York. (To be filed by Amendment)

     (16)(a) Form of Administrative Services Agreement by and between Morgan Stanley/UIF and American International Life Assurance Company of New York. (To be filed by Amendment)

     (17)(a) Form of Administrative Services Agreement by and between Neuberger Berman and American International Life Assurance Company of New York. (To be filed by Amendment)

     (18)(a) Form of Administrative Services Agreement by and between PIMCO and American International Life Assurance Company of New York. (To be filed by Amendment)

(i)  Administrative Contracts.

     (1) Service and Expense Agreement between American International Life Assurance Company of New York and American International Group, Inc. dated February 1, 1974. (To be filed by Amendment)

(j)  Other Material Contracts.    None

(k)  Legal Opinion.

     (1) Opinion and Consent of Kenneth D. Walma, Vice President and Counsel, American International Life Assurance Company of New York. (3)

(l)  Actuarial Opinion.

     (1) Opinion and Consent of American International Life Assurance Company of New York's actuary. (3)

(m)  Calculation.      None

(n)  Other Opinions.

     (1)  Consent of Independent Auditors. (To be filed by Amendment)

(o)  Omitted Financial Statements.      None

(p)  Initial Capital Agreements.        None

(q)  Redeemability Exemption.

     (1) Memorandum Regarding Procedures including Issuance, Transfer and Redemption Procedures for Variable Universal Life Insurance Policies Pursuant to Rule 6e- 3(T)(b)(12)(iii) under the Investment Company Act of 1940. (1)

(1) Incorporated by reference to Post-Effective Amendment No. 4 to Form S-6 Registration Statement (File No. 033-90686) of Variable Account B of American International Life Assurance Company of New York filed on October 27, 1998.

(2) Incorporated by reference to initial filing of Form S-6 Registration Statement (File No. 333- 48457) of Variable Account B of American International Life Assurance Company of New York filed on March 23, 1998.

(3) Incorporated by reference to Post-Effective Amendment No. 5 to Form S-6 Registration Statement (File No. 333-48457) of Variable Account B of American International Life Assurance Company of New York filed on May 1, 2002.

ITEM 28.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

                                  POSITIONS AND OFFICES WITH DEPOSITOR
NAME AND PRINCIPAL                AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY
BUSINESS ADDRESS                  OF NEW YORK
----------------------------      ---------------------------------------------
Rodney O. Martin, Jr.             Director, Chairman and President
2929 Allen Parkway
Houston, TX 77019

M. Bernard Aidinoff               Director
Sullivan and Cromwell
125 Broad Street
New York, NY 10004

David J. Dietz                    Director and Senior Vice President
830 Third Avenue
New York, NY 10022

Marion E. Fajen                   Director
5608 N. Waterbury Road
Des Moines, IA 50312

Patrick J. Foley                  Director
Donovan, Perry, McDermott &
Radzik
Wall Street Plaza
88 Pine Street
New York, NY 10005

Cecil C. Gamwell                  Director
419 West Beach Road
Charlestown, RI 02813

Jack R. Harnes                    Director
70 Pine Streeet
New York, NY 10270

David L. Herzog                   Director, Executive Vice President and Chief
2929 Allen Parkway                Financial Officer
Houston, TX 77019

John I. Howell                    Director
Indian Rock Corporation
263 Glenville Road, 2nd Floor
Greenwich, CT 06831

William M. Keeler                 Director
3600 Route 66
Neptune, NJ 07754

Nicholas A. O'Kulich              Director and Vice Chairman
70 Pine Street
New York, NY 10270

Gary D. Reddick                   Director and Executive Vice President
2929 Allen Parkway
Houston, TX 77019

Martin J. Sullivan                Director
70 Pine Street
New York, NY 10270

James A. Galli                    Executive Vice President
830 Third Avenue
New York, NY 10022

Paul L. Mistretta                 Executive Vice President
2727-A Allen Parkway
Houston, TX 77019

James W. Weakley                  Executive Vice President
2929 Allen Parkway
Houston, TX 77019

Gregory A. Arms                   Senior Vice President
80 Pine Street
New York, NY 10005

Wayne A. Barnard                  Senior Vice President
2929 Allen Parkway
Houston, TX 77019

Paul S. Bell                      Senior Vice President
1 ALICO Plaza
600 King Street
Wilmington, DE 19801

Robert M. Beuerlein               Senior Vice President and Chief Actuary
2727-A Allen Parkway
Houston, TX 77019

Pauletta P. Cohn                  Senior Vice President and Co-General Counsel
2929 Allen Parkway
Houston, TX 77019

Robert M. Goldbloom               Senior Vice President
70 Pine Street
New York, NY 10270

Robert F. Herbert, Jr.            Senior Vice President, Treasurer and
2727-A Allen Parkway              Controller
Houston, TX 77019

Kyle L. Jennings                  Senior Vice President and Co-General Counsel
2929 Allen Parkway
Houston, TX 77019

Althea R. Johnson                 Senior Vice President
2929 Allen Parkway
Houston, TX 77019

Simon J. Leech                    Senior Vice President
2727-A Allen Parkway
Houston, TX 77019

Mark R. McGuire                   Senior Vice President
2727-A Allen Parkway
Houston, TX 77019

Lawrence J. O'Brien               Senior Vice President
2727 Allen Parkway
Houston, TX 77019

A. Hasan Qureshi                  Senior Vice President
1 Alico Plaza
600 King Street
Wilmington, DE 19801

Edward F. Bacon                   Vice President
2727-A Allen Parkway
Houston, TX 77019

Joseph S. Cella                   Vice President
70 Pine Street
New York, NY 10270

Joel H. Hammer                    Vice President
1 Chase Manhattan Place
New York, NY 10005

Thomas M. Hoffman                 Vice President
70 Pine Street
New York, NY 10270

Keith C. Honig                    Vice President
1999 Avenue of the Stars
Los Angeles, CA 90067

S. Douglas Israel                 Vice President
2929 Allen Parkway
Houston, TX 77019

Gary J. Kleinman                  Vice President and Real Estate Investment
1 Chase Manhattan Place           Officer
New York, NY 10005

David S. Martin                   Vice President
3600 Route 66
Neptune, NJ 07754

Gordon S. Massie                  Vice President
2929 Allen Parkway
Houston, TX 77019

Richard A. Mercante               Vice President
175 Water Street
New York, NY 10038

Laura W. Milazzo                  Vice President
2727 Allen Parkway
Houston, TX 77019

Kristen E. Sather                 Vice President
1 Chase Manhattan Place
New York, NY 10005

Richard W. Scott                  Vice President
2929 Allen Parkway
Houston, TX 77019

Elizabeth M. Tuck                 Secretary
70 Pine Street
New York, NY 10270

ITEM 29. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR THE REGISTRANT

[To be filed by Amendment]

[Incorporated by reference to the Form 10-K, Exhibit 21 filed by American International Group, Inc. (parent of Registrant) for the year ended December 31, 2002.]

ITEM 30. INDEMNIFICATION

To the full extent authorized by law, the corporation shall indemnify any person made, or threatened to be made, a party to an action or proceeding, whether criminal or civil, by reason of the fact that he, his testator or intestate is or was a director or officer of the corporation or serves or served in any capacity any other corporation at the request of the corporation. Nothing contained herein shall affect any rights to indemnification to which corporate personnel other than directors and officers may be entitled by contract or otherwise under law.

ITEM 31.  PRINCIPAL UNDERWRITERS

(a) Other Activity. AIG Equity Sales Corp., the principal underwriter for Variable Account B, also acts as the principal underwriter for other separate accounts of the Depositor, and for the separate accounts of AIG Life Insurance Company, an affiliated company.

(b)  Management.

NAME AND PRINCIPAL                POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS                  AIG EQUITY SALES CORP.
-------------------               ----------------------------------------------

Peter C. Adamczyk                 Director
175 Water Street
New York, NY 10038

Kevin N. Clowe                    Director and Vice President
175 Water Street
New York, NY 10038

Walter R. Josiah                  Director and President
70 Pine Street
New York, NY 10270

Ronald A. Latz                    Director, Vice President and Financial Officer
70 Pine Street
New York, NY 10270

Ernest T. Patrikis                Director
70 Pine Street
New York, NY 10270

Helen Stefanis                    Director
70 Pine Street
New York, NY 10270

NAME AND PRINCIPAL                POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS                  AIG EQUITY SALES CORP.
-------------------               ----------------------------------------------

Kenneth F. Judkowitz              Vice President
80 Pine Street
New York, NY 10005

Martinnette J. Witrick            Vice President and Compliance Officer
70 Pine Street
New York, NY 10270

Elizabeth M. Tuck                 Secretary
70 Pine Street
New York, NY  10270

Cindy H. Yoon                     Comptroller
70 Pine Street
New York, NY 10270

(c)  Compensation From the Registrant.

NAME OF PRINCIPAL             NET                  COMPENSATION           BROKERAGE            OTHER
UNDERWRITER                   UNDERWRITING         ON EVENTS              COMMISSIONS          COMPENSATION
                              DISCOUNTS AND        OCCASIONING THE
                              COMMISSIONS          DEDUCTION OF A
                                                   DEFERRED SALES
                                                   LOAD
AIG Equity Sales                  0                     0                     0                      0
Corp.

ITEM 32.  LOCATION OF ACCOUNTS AND RECORDS

Kenneth F. Judkowitz, Vice President of American International Life Assurance Company of New York, whose address is 70 Pine Street, New York, NY 10270, maintains physical possession of the accounts, books, or documents of Variable Account B required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder.

ITEM 33.  MANAGEMENT SERVICES  Inapplicable

ITEM 34.  FEE REPRESENTATION

American International Life Assurance Company of New York hereby represents that the fees and charges deducted under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and risks assumed by American International Life Assurance Company of New York.

                               POWERS OF ATTORNEY

     Each person whose signature appears below hereby appoints Robert F. Herbert, Jr., Pauletta P. Cohn and Kyle L. Jennings and each of them, any one of whom may act without the joinder of the others, as his/her attorney-in-fact to sign on his/her behalf and in the capacity stated below and to file all amendments to this Registration Statement, which amendment or amendments may make such changes and additions to this Registration Statement as such attorney-in-fact may deem necessary or appropriate.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Variable Account B of American International Life Assurance Company of New York, certifies that it meets all of the requirements for effectiveness of this amended Registration Statement under Rule 485(a) under the Securities Act of 1933 and has duly caused this amended Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Houston, and State of Texas on the 12th day of February, 2003.


                                     VARIABLE ACCOUNT B OF AMERICAN
                                     INTERNATIONAL LIFE ASSURANCE COMPANY
                                     OF NEW YORK
                                     (Registrant)

                             BY: AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
                                     (On behalf of the Registrant and itself)

                             BY:     /s/ ROBERT F. HERBERT, JR.
                                     ---------------------------------------
                                     Robert F. Herbert, Jr.
                                     Senior Vice President, Treasurer and
                                        Controller

[SEAL]

ATTEST:    /s/  LAUREN W. JONES
           ---------------------
           Lauren W. Jones
           Assistant Secretary

     Pursuant to the requirements of the Securities Act of 1933, this amended Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                            Title                     Date
---------                            -----                     ----

/s/  RODNEY O. MARTIN, JR.           Director, Chairman        February 12, 2003
--------------------------           and President
Rodney O. Martin, Jr.

/s/  DAVID L. HERZOG                 Director and Chief        February 12, 2003
--------------------------           Financial Officer
David L. Herzog

/s/  M. BERNARD AIDINOFF             Director                  February 12, 2003
--------------------------
M. Bernard Aidinoff

/s/  DAVID J. DIETZ                  Director                  February 12, 2003
--------------------------
David J. Dietz

/s/  MARION E. FAJEN                 Director                  February 12, 2003
--------------------------
Marion E. Fajen

/s/  PATRICK J. FOLEY                Director                  February 12, 2003
--------------------------
Patrick J. Foley

/s/  CECIL C. GAMWELL, III           Director                  February 12, 2003
--------------------------
Cecil C. Gamwell, III

/s/  JACK R. HARNES                  Director                  February 12, 2003
--------------------------
Jack R. Harnes

/s/  JOHN I. HOWELL                  Director                  February 12, 2003
--------------------------
John I. Howell

/s/  WILLIAM M. KEELER               Director                  February 12, 2003
--------------------------
William M. Keeler

/s/  NICHOLAS A. O'KULICH            Director                  February 12, 2003
--------------------------
Nicholas A. O'Kulich

/s/  GARY D. REDDICK                 Director                  February 12, 2003
--------------------------
Gary D. Reddick

/s/  MARTIN J. SULLIVAN              Director                  February 12, 2003
--------------------------
Martin J. Sullivan